UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811‑05309
Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: May 31
Date of reporting period: November 30, 2025

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report November 30, 2025

Nuveen Minnesota Intermediate Municipal Bond Fund
Class A Shares/FAMAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Minnesota Intermediate Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$41	0.81%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$364,936,250

Total number of portfolio holdings	292

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670678713_SAR_1125 5035667

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Minnesota Intermediate Municipal Bond Fund
Class C Shares/NIBCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Minnesota Intermediate Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$82	1.61%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$364,936,250

Total number of portfolio holdings	292

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670693100_SAR_1125 5035667

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Minnesota Intermediate Municipal Bond Fund
Class I Shares/FAMTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Minnesota Intermediate Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$31	0.61%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$364,936,250

Total number of portfolio holdings	292

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670678689_SAR_1125 5035667

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Minnesota Municipal Bond Fund
Class A Shares/FJMNX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Minnesota Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$40	0.78%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$685,307,702

Total number of portfolio holdings	390

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670678184_SAR_1125 5035672

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Minnesota Municipal Bond Fund
Class C Shares/NTCCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Minnesota Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$81	1.58%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$685,307,702

Total number of portfolio holdings	390

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670693209_SAR_1125 5035672

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Minnesota Municipal Bond Fund
Class I Shares/FYMNX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Minnesota Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$30	0.58%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$685,307,702

Total number of portfolio holdings	390

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670678192_SAR_1125 5035672

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Nebraska Municipal Bond Fund
Class A Shares/FNTAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Nebraska Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$41	0.80%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$70,426,180

Total number of portfolio holdings	97

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670678499_SAR_1125 5035683

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Nebraska Municipal Bond Fund
Class C Shares/NAAFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Nebraska Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$82	1.60%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$70,426,180

Total number of portfolio holdings	97

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670693308_SAR_1125 5035683

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Nebraska Municipal Bond Fund
Class I Shares/FNTYX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Nebraska Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$31	0.60%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$70,426,180

Total number of portfolio holdings	97

Portfolio turnover (%)	10%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670678523_SAR_1125 5035683

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Oregon Intermediate Municipal Bond Fund
Class A Shares/FOTAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Oregon Intermediate Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$41	0.80%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$207,541,980

Total number of portfolio holdings	166

Portfolio turnover (%)	9%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670678242_SAR_1125 5035696

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Oregon Intermediate Municipal Bond Fund
Class C Shares/NAFOX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Oregon Intermediate Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$82	1.60%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$207,541,980

Total number of portfolio holdings	166

Portfolio turnover (%)	9%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670693407_SAR_1125 5035696

2

Semi-Annual Shareholder Report November 30, 2025

Nuveen Oregon Intermediate Municipal Bond Fund
Class I Shares/FORCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Oregon Intermediate Municipal Bond Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$31	0.60%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2025)

Fund net assets	$207,541,980

Total number of portfolio holdings	166

Portfolio turnover (%)	9%

What did the Fund invest in? (as of November 30, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670678408_SAR_1125 5035696

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments November 30, 2025
Minnesota Intermediate
See Notes To Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.1%
X 350,650,047 MUNICIPAL BONDS - 96.1%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 16.1%
$ 130,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4.000% 08/01/28 $ 128,467
1,160,000 Brooklyn Center, Minnesota, Charter School Lease Revenue
Bonds, Tesfa International dba Twin Lakes STEM Academy
Project, Series 2021A
5.000 06/15/37 924,959
100,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project, Series 2016A
5.000 07/01/31 100,151
1,000,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5.000 07/01/36 978,641
190,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5.000 07/01/30 190,148
710,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5.250 07/01/37 710,429
195,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2016A
4.000 07/01/26 194,884
300,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2016A
4.000 07/01/27 299,960
370,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2016A
4.000 07/01/28 369,728
645,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2014A
5.500 08/01/36 645,449
230,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
4.500 07/01/26 229,052
40,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5.000 07/01/36 37,841
395,000 Ham Lake, Minnesota Charter School Lease Revenue Bonds,
Parnassus Preparatory School Project, Series 2016A
4.000 11/01/26 393,742
975,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5.000 07/01/44 931,671
1,000,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A
4.750 07/01/31 996,200
500,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A
5.000 07/01/36 494,107
1,405,000 (a) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5.000 12/01/32 1,411,594
1,160,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6.000 07/01/33 1,161,252
1,040,000 Minneapolis, Minnesota, Revenue Bonds, University Gateway
Project, Refunding Series 2015
4.000 12/01/28 1,041,039
4,000,000 Minneapolis, Minnesota, Revenue Bonds, University Gateway
Project, Refunding Series 2025
5.000 12/01/36 4,671,334
1,230,000 Minneapolis, Minnesota, Revenue Bonds, University Gateway
Project, Refunding Series 2025
5.000 12/01/45 1,327,009
2,800,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5.000 05/01/32 2,810,657
655,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5.000 05/01/37 654,253
1,600,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Refunding Series 2017
4.000 03/01/33 1,614,934
2,380,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Series 2023
5.000 03/01/41 2,612,664
620,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Gustavus Adolfus College, Series 2013-7W
4.250 10/01/28 620,146
160,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunidng Series 2021
4.000 03/01/31 169,317
1,250,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Series 201528J
3.250 03/01/29 1,250,309
1,235,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Catherine University, Refunding Series 2018A
5.000 10/01/31 1,277,812

Portfolio of Investments November 30, 2025
(continued)
Minnesota Intermediate

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 200,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint John's University, Refunding Series 2021
4.000% 10/01/34 $ 205,893
700,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint John's University, Series 2015-8I
3.375 10/01/30 700,024
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2021
3.000 10/01/38 918,232
825,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A
4.000 10/01/38 834,375
775,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2013-7U
4.000 04/01/26 775,405
300,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2013-7U
4.000 04/01/27 300,162
750,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A
4.000 10/01/34 759,163
850,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A
4.000 10/01/36 859,280
1,250,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019
5.000 10/01/40 1,310,845
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4.125 10/01/41 1,005,949
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
5.000 10/01/47 1,023,301
705,000 Minnesota Office of Higher Education, Supplemental Student
Loan Program Revenue Bonds, Senior Series 2018, (AMT)
5.000 11/01/26 713,968
980,000 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016
4.000 12/01/30 979,999
1,060,000 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016
4.000 12/01/32 1,055,445
860,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5.000 09/01/34 851,354
70,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5.000 04/01/36 65,111
710,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School Project,
Series 2017A
5.500 07/01/38 713,802
3,005,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5.250 09/01/31 3,030,111
325,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Series 2016A
4.000 09/01/31 324,849
1,000,000 (b) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Refunding Series 2025A
4.625 07/01/35 1,000,467
1,000,000 (b) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Refunding Series 2025A
5.750 07/01/45 1,002,842
595,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5.000 07/01/33 595,270
160,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Lease Revenue Bonds, Saint Paul Conservatory for Performing
Artists Charter School Project, Series 2013A
4.000 03/01/28 155,214
2,770,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
5.000 10/01/36 2,738,175
500,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5.000 12/01/43 485,820
700,000 University of Minnesota, General Obligation Bonds, Refunding
Series 2024A
5.000 01/01/39 789,958
5,460,000 University of Minnesota, General Obligation Bonds, Series 2019A 5.000 04/01/44 5,657,363
30,000 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series
2016
3.750 06/01/26 29,803

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 10,000 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series
2016
4.500% 06/01/36 $ 9,103
1,000,000 (a) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding Series
2025A
4.500 06/01/35 995,502
895,000 Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Woodbury Leadership Academy, Series 2021A
4.000 07/01/31 867,608
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 59,002,142
HEALTH CARE - 12.9%
3,370,000 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016
4.000 03/01/29 3,373,611
1,140,000 City of Plato, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2017
4.000 04/01/29 1,140,951
1,040,000 City of Plato, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2017
4.000 04/01/32 1,041,880
1,150,000 Crookston, Minnesota, Health Care Facilities Revenue Bonds,
RiverView Health Project, Refunding Series 2017A
4.000 05/01/32 736,703
1,045,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5.000 02/15/33 1,086,507
675,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
4.000 06/15/37 693,093
240,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4.000 06/15/35 251,047
1,400,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022B
5.250 06/15/42 1,506,690
400,000 Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013
4.000 04/01/26 399,991
2,000,000 Maple Grove, Minnesota, Health Care Facilities Revenue
Refunding Bonds, North Memorial Health Care, Series 2015
5.000 09/01/28 2,001,995
495,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5.000 05/01/31 502,661
405,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5.000 05/01/32 411,003
470,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4.000 11/15/37 472,960
1,500,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4.000 11/15/38 1,504,514
3,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4.000 11/15/39 2,996,955
595,000 (c) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5.000 11/15/52 627,395
1,100,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2015A
5.000 11/15/29 1,100,793
2,200,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2015A
5.000 11/15/33 2,201,417
2,390,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
5.000 11/15/35 2,473,990
2,850,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
5.000 11/15/36 2,940,990
1,000,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Children's
Health Care, Series 2025
5.000 08/15/41 1,083,021
2,000,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, HealthPartners Obligated
Group, Series 2024
5.000 01/01/44 2,089,844
2,060,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Refunding Series 2016B
5.000 11/15/29 2,246,471
1,000,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Refunding Series 2016B
5.000 11/15/33 1,159,981

Portfolio of Investments November 30, 2025
(continued)
Minnesota Intermediate

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2016A
5.000% 05/01/46 $ 1,001,239
1,575,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2019
5.000 05/01/48 1,601,839
1,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2024
5.000 05/01/39 1,102,188
1,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4.000 07/01/35 1,000,145
2,585,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2025
5.000 07/01/33 2,902,029
1,560,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5.000 11/15/26 1,585,125
1,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5.000 11/15/34 1,026,419
1,745,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4.000 11/15/35 1,748,474
1,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4.000 11/15/37 983,158
TOTAL HEALTH CARE 46,995,079
HOUSING/SINGLE FAMILY - 0.6%
50,000 Dakota County Community Development Agency, Minnesota,
Single Family Mortgage Revenue Bonds, Mortgage Backed
Securities Program, Series 2011A
4.400 12/01/26 50,011
120,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2014C
3.100 07/01/26 119,849
670,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
1.850 01/01/29 629,960
400,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
1.900 07/01/29 378,732
1,000,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
4.600 07/01/40 1,038,772
TOTAL HOUSING/SINGLE FAMILY 2,217,324
INDUSTRIALS - 0.2%
625,000 Minneapolis, Minnesota, Limited Tax Supported Development
Revenue Bonds,  Common Bond Fund Series 2013-1
4.000 06/01/28 625,426
TOTAL INDUSTRIALS 625,426
LONG-TERM CARE - 8.4%
250,000 Anoka, Minnesota, Housing Revenue Bonds, The Homestead at
Anoka, Inc. Project, Refunding Series 2017
5.000 11/01/46 220,039
865,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. Orchard Path Phase III Project,
Series 2025A
5.000 09/01/35 906,077
1,000,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc. Orchard Path Project,
Refunding Series 2018
4.250 09/01/38 956,314
750,000 Bethel, Minnesota, Housing and Health Care Facilities Revenue
Bonds, Ecumen Obligated Group Series 2024A
5.250 03/01/34 766,822
800,000 Brainerd, Minnesota, Senior Housing and Healthcare Revenue
Bonds, Pinecrest of Country Manor Project, Series 2025A
5.000 05/01/35 832,551
300,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5.000 11/01/34 334,822
315,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5.000 11/01/35 349,455
335,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5.000 11/01/36 368,614
280,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5.000 11/01/37 305,539

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4.000% 09/01/29 $ 97,564
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4.000 09/01/30 97,139
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4.000 09/01/31 96,610
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4.000 09/01/32 95,751
155,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4.000 09/01/33 147,059
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4.000 09/01/34 93,971
815,000 Chisago City, Minnesota, Housing and Health Care Revenue
Bonds, CDL Homes, LLC Project, Series 2013B
6.000 08/01/33 815,467
325,000 City of Vergas, Minnesota, Housing and Health Care Revenue
Bonds, CDL Homes, LLC Project, Refunding Series 2016
4.000 08/01/31 301,776
235,000 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2017
4.450 03/01/31 232,746
200,000 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2018
4.500 09/01/33 196,923
350,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
4.600 01/01/27 344,545
500,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
5.000 01/01/34 457,613
1,000,000 Cuyuna Range Hospital District, Minnesota, Health Care Facilities
Revenue Bonds, Crosby Senior Service Care Center, Series 2023
5.500 05/01/43 1,014,737
2,385,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
3.875 08/01/29 2,365,976
1,100,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5.000 08/01/36 1,100,305
500,000 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages
of Lonsdale, LLC Project, Series 2019
4.200 05/01/35 442,917
200,000 Maple Plain, Minnesota Senior Housing and Healthcare Revenue
Bonds, Haven Homes, Inc. Project, Series 2019
4.000 07/01/32 195,252
100,000 Mapleton, Minnesota, Healthcare Facility Revenue Bonds,
Mapleton Community Home, Refunding Series 2019
3.750 05/01/34 91,045
425,000 Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen Abiitan Mill City Project,  Series 2015
4.750 11/01/28 423,826
750,000 Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen Abiitan Mill City Project,  Series 2015
5.250 11/01/45 711,838
775,000 Rochester, Minnesota, Health Care and Housing Revenue Bonds,
Samaritan Bethany, Inc. Project, Refunding Series 2017A
3.875 08/01/26 767,893
805,000 Rochester, Minnesota, Health Care and Housing Revenue Bonds,
Samaritan Bethany, Inc. Project, Refunding Series 2017A
4.000 08/01/27 788,479
2,000,000 Rochester, Minnesota, Health Care and Housing Revenue Bonds,
Samaritan Bethany, Inc. Project, Refunding Series 2017A
4.000 08/01/30 1,896,296
405,000 Saint Joseph, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Woodcrest of Country Manor Project, Series
2019 A
4.000 07/01/33 395,569
1,000,000 (c) Saint Louis Park, Minnesota, Health Care Facilities Revenue
Bonds, Mount Olivet Careview Home Project, Series 2016B
4.350 06/01/36 947,863
2,190,000 Saint Paul Housing and Redevelopment Authority Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Homes Project, Series 2013
5.000 05/01/33 2,160,771
1,015,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5.000 12/01/26 1,026,725

Portfolio of Investments November 30, 2025
(continued)
Minnesota Intermediate

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 1,575,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5.000% 12/01/36 $ 1,636,260
160,000 (a) Saint Paul Housing and Redevelopment Authority, Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Church Homes Project, Refunding Senior Series 2021A
3.100 11/01/31 147,463
625,000 (a) Saint Paul Housing and Redevelopment Authority, Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Church Homes Project, Refunding Senior Series 2021A
3.150 11/01/32 568,870
550,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
3.700 09/01/28 541,427
350,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
3.800 09/01/29 344,638
565,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
3.900 09/01/30 557,564
320,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4.125 09/01/34 315,637
685,000 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country
Manor Campus LLC Project, Refunding Series 2017
5.000 09/01/27 689,265
2,295,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities
Revenue Bonds, Good Shepherd Luthran Home, Refunding
Series 2013
5.125 01/01/39 2,048,523
60,000 Scanlon, Minnesota, Health Care Facilities Revenue Bonds,
Duluth Health Services Project, Refunding Series 2020
2.700 03/01/26 59,418
335,000 Scanlon, Minnesota, Health Care Facilities Revenue Bonds,
Duluth Health Services Project, Refunding Series 2020
2.950 03/01/28 315,334
175,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3.000 08/01/27 172,424
300,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3.125 08/01/28 294,288
300,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3.250 08/01/29 293,585
225,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3.375 08/01/30 220,313
TOTAL LONG-TERM CARE 30,551,898
TAX OBLIGATION/GENERAL - 34.1%
355,000 Alexandria, Minnesota, General Obligation Bonds, Tax
Abatement Series 2024A
5.000 02/01/40 391,897
530,000 Alexandria, Minnesota, General Obligation Bonds, Tax
Abatement Series 2024A
5.000 02/01/41 578,497
280,000 Alexandria, Minnesota, General Obligation Bonds, Tax
Abatement Series 2024A
5.000 02/01/42 302,120
1,355,000 Anoka-Hennepin Independent School District 11, Coon Rapids,
Minnesota, General Obligation Bonds, School Building Series
2020A
3.000 02/01/34 1,340,832
1,405,000 Benson Independent School District 777, Minnesota, General
Olibation Bonds, School Building Series 2018A
4.000 02/01/32 1,429,691
3,280,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4.000 02/01/30 3,325,015
2,145,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4.000 02/01/35 2,167,774
1,720,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4.000 02/01/37 1,733,573
2,000,000 Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding
Series 2014A - BAM Insured
4.000 11/01/28 2,000,383
2,380,000 City of Rosemount, Minnesota, General Obligation Bonds, Street
Reconstruction and Capital Improvement Plan Series 2023A
4.000 02/01/45 2,358,911
1,515,000 Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building   Facilities
Maintenance Series 2023A
4.000 02/01/42 1,531,842

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,450,000 Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building   Facilities
Maintenance Series 2023A
4.000% 02/01/45 $ 1,446,726
1,270,000 Duluth Independent School District 709, Saint Louis County,
Minnesota, General Obligation Bonds, Capital Appreciation
Series 2021C
0.000 02/01/30 1,110,230
2,590,000 Edgerton Independent School District 581, Minnesota, General
Obligation Bonds, School Building Series 2024A
5.000 02/01/38 2,862,089
2,460,000 Forest Lake, Washington County, Minnesota, General Obligation
Bonds, Series 2019A
4.000 02/01/32 2,566,235
1,725,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
5.000 02/01/43 1,827,298
1,485,000 Goodhue Independent School District 253, Minnesota, General
Obligation Bonds, School Building Series 2019A
4.000 02/01/30 1,516,710
1,345,000 Greenway Independent School District 316, Itasca County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2019F
0.000 02/01/28 1,251,448
2,000,000 Hennepin County Regional Railroad Authority, Minnesota,
General Obligation Bonds, Limited Tax Series 2019A
5.000 12/01/37 2,114,236
5,295,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2021A
5.000 12/01/33 5,987,080
2,000,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2024A
5.000 12/01/43 2,191,965
3,000,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2025A
5.000 12/01/37 3,508,008
1,555,000 Independent School District No. 2397 (Le Sueur-Henderson),
Minnesota, General Obligation School Building Bonds, Series
2022A
5.000 02/01/35 1,724,746
1,200,000 Jordan Independent School District 717, Scott County,
Minnesota, General Obligation Bonds, School Building Series
2023A
5.000 02/01/37 1,309,124
1,000,000 Jordan Independent School District 717, Scott County,
Minnesota, General Obligation Bonds, School Building Series
2023A
5.000 02/01/39 1,072,279
210,000 Medicine Lake, Minnesota, General Obligation Bonds, Series
2024A
5.000 02/01/35 223,271
330,000 Medicine Lake, Minnesota, General Obligation Bonds, Series
2024A
5.000 02/01/39 344,357
2,595,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Long-Term Facilities
Maintenance Series 2017B
4.000 02/01/32 2,659,375
1,480,000 Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018
4.000 12/01/33 1,498,992
500,000 Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018
4.000 12/01/35 504,659
3,520,000 Minneapolis, Minnesota, General Obligation Bonds, Series 2025 5.000 12/01/38 4,042,723
10,000,000 Minnesota State, General Obligation Bonds, Various Purpose Bid
Groups 1 & 2 Series 2025A
5.000 08/01/42 11,156,851
5,100,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2021A
4.000 09/01/38 5,296,501
5,000,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2024A
5.000 08/01/31 5,678,352
210,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2023B
5.000 02/01/38 231,464
500,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2023B
5.000 02/01/44 528,673
225,000 Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2025D
5.000 01/01/41 245,568
300,000 Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2025D
5.000 01/01/42 324,878
400,000 Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2025D
5.000 01/01/43 429,410

Portfolio of Investments November 30, 2025
(continued)
Minnesota Intermediate

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,050,000 North Branch Independent School District 138, Chisago County,
Minnesota, General Obligation Bonds, School Building Series
2017A
4.000% 02/01/30 $ 2,088,329
850,000 North Saint Paul-Maplewood-Oakdale Independent School
District 622, Ramsey County, Minnesota, General Obligation
Bonds, Facilities Maintenance Series 2018A
3.375 02/01/35 851,823
1,500,000 Osseo Independent School District 279 Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018B
4.000 02/01/34 1,518,818
3,680,000 Pequot Lakes Independent School District 186, Minnesota,
General Obligation Bonds, School Building Series 2025A
5.000 02/01/40 4,092,841
1,565,000 Pequot Lakes Independent School District 186, Minnesota,
General Obligation Bonds, School Building Series 2025A
5.000 02/01/43 1,691,557
1,035,000 Perham Dent Independent School District 549, Minnesota,
General Obligation Bonds, School Building Series 2016A
3.000 02/01/30 1,033,296
880,000 Plainview-Elgin-Millville Independent School District 2899,
Minnesota, General Obligation Bonds, School Building Series
2019A
4.000 02/01/32 908,394
2,665,000 Ramsey County, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2023B
4.000 02/01/41 2,714,327
1,250,000 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
3.000 02/01/30 1,248,428
4,535,000 Roseville Independent School District 623, Ramsey County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4.000 02/01/34 4,591,894
1,070,000 Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building Series
2023A
5.000 02/01/40 1,161,144
1,100,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, General Obligation Bonds, Series 2015A
4.000 02/01/30 1,101,032
1,145,000 Saint Louis County, Minnesota, General Obligation Bonds,
Transportation Sales & Use Tax Series 2025A
5.000 12/01/37 1,303,631
1,075,000 Saint Louis Park Independent School District 283, Hennepin
County, Minnesota, General Obligation Bonds, School Building
Series 2022A
5.000 02/01/37 1,167,405
1,225,000 Saint Michael Independent School District 885, Wright County,
Minnesota, General Obligation Bonds, School Building Series
2017A
3.200 02/01/32 1,226,094
435,000 Sartell Independent School District 748, Stearns County,
Minnesota, General Obligation Bonds, School Building Series
2025A
5.000 02/01/43 468,358
1,700,000 Sartell, Minnesota, General Obligation Bonds, Series 2022A 4.000 02/01/39 1,737,309
1,330,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
4.000 02/01/31 1,347,131
2,000,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2022A
4.000 02/01/35 2,070,286
5,215,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Refunding Facilities
Maintenance Series 2024A
4.000 02/01/42 5,248,707
2,000,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, School Building Series
2016A
4.000 02/01/29 2,002,904
975,000 Todd Morrison and Stern Counties, Minnesota, Independent
School District, General Obligation Bonds, Facilities Maintenance
and Refunding Series 2024A
5.000 02/01/35 1,089,328
2,415,000 Watertown-Mayer Independent School District 111, Carver,
Hennepin and Wright Counties, Minnesota, General Obligation
Bonds, School Building Series 2020A
0.000 02/01/31 2,003,727
1,000,000 (b) Yellow Medicine East Independent School District 2190,
Minnesota, General Obligation Bonds, Series 2025A
4.125 02/01/47 983,275
TOTAL TAX OBLIGATION/GENERAL 124,463,821

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 11.6%
$ 55,000 Elbow Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Grant County Public Project, Series 2017A
4.000% 12/15/37 $ 52,565
2,570,000 Marshall, Minnesota, Education Services Facility, Lease Revenue
Bonds, Southwest West Central Service Cooperatives, Series
2024A
5.000 02/01/37 2,656,306
1,000,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, Certificates of Participation, Full Term Series 2017C
4.000 02/01/30 1,025,377
500,000 Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower
Project, Series 2015
5.000 03/01/29 500,166
1,485,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Educational Facilities Revenue Bonds, Series
2023A
5.000 10/01/42 1,613,042
2,000,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Revenue Bonds, Series 2024A
5.000 10/01/43 2,155,936
960,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D
4.000 08/01/34 985,372
3,105,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020B
4.000 08/01/32 3,254,509
205,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B
3.000 08/01/37 194,552
3,295,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4.000 08/01/39 3,345,462
2,385,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4.000 08/01/40 2,404,630
2,000,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C
5.000 08/01/42 2,130,892
1,375,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A
5.000 08/01/43 1,464,135
1,185,000 Minnesota Housing Finance Agency, Nonprofit Housing Bonds,
State Appropriation Series 2011
5.250 08/01/27 1,191,520
445,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5.000 02/01/27 451,239
470,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5.000 02/01/28 481,758
605,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Particpation, Series 2015B
3.125 02/01/29 605,092
350,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Particpation, Series 2015B
3.250 02/01/30 350,053
1,045,000 Otsego Economic Development Authority, Minnesota, Lease
Revenue Bonds, Series 2024A
4.000 02/01/42 1,047,518
1,215,000 Roseville Independent School District 623, Ramsey County,
Minnesota, Certificates of Participation, Series 2021A
5.000 04/01/30 1,285,706
2,000,000 Rum River Special Education Cooperative, Minnesota,
Certificates of Participation, Series 2025A
5.000 02/01/40 2,060,106
630,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
5.000 02/01/30 631,031
725,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
4.000 02/01/38 725,172
1,685,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2018B
3.250 02/01/33 1,691,872
290,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2020C
3.000 02/01/36 285,955
1,000,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2024A
5.000 02/01/37 1,137,665
500,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2024A
5.000 02/01/38 564,836
1,000,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2024A
5.000 02/01/39 1,120,709
2,500,000 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Neighborhood
and Economic Development Projects, Refunding Series 2024C
5.000 11/01/42 2,732,237

Portfolio of Investments November 30, 2025
(continued)
Minnesota Intermediate

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 3,500,000 Virginia Housing and Redevelopment Authority, Minnesota,
Health Care Facility Lease Revenue Bonds, Refunding Series
2018A
4.000% 10/01/29 $ 3,499,931
280,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4.000 02/01/32 279,305
250,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4.000 02/01/34 246,722
175,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4.000 02/01/38 166,358
TOTAL TAX OBLIGATION/LIMITED 42,337,729
TRANSPORTATION - 7.5%
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5.000 01/01/33 1,073,153
1,250,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/28 1,301,474
1,735,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/30 1,834,752
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/32 1,057,001
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/44 1,009,528
3,580,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/49 3,602,507
1,050,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5.000 01/01/34 1,072,356
1,130,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5.000 01/01/41 1,144,507
2,980,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5.000 01/01/29 3,155,702
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5.000 01/01/32 1,106,360
2,325,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5.000 01/01/33 2,563,018
855,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5.000 01/01/35 935,504
2,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5.250 01/01/47 2,067,729
3,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Series 2024A,
(AMT)
5.000 01/01/43 3,138,991
1,020,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Parking Enterprise Revenue Bonds, Refunding Series 2025A
5.250 12/01/41 1,112,137
1,020,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Parking Enterprise Revenue Bonds, Refunding Series 2025A
5.250 12/01/42 1,103,205
TOTAL TRANSPORTATION 27,277,924
UTILITIES - 4.7%
580,000 (b) Blue Earth, Minnesota Electric Revenue Bonds, Series 2025A 4.000 06/01/35 591,680
475,000 Brainerd, Minnesota, Electric Utility Revenue Bonds, Series
2014A
4.000 12/01/28 475,532
495,000 Brainerd, Minnesota, Electric Utility Revenue Bonds, Series
2014A
4.000 12/01/29 495,549
250,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5.250 07/01/42 267,686

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 580,000 Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding
Series 2012A
5.000% 12/01/25 $ 580,000
670,000 Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding
Series 2012A
5.000 12/01/26 671,128
100,000 Luverne, Minnesota, Electric Revenue Bonds, Series 2018A 4.000 12/01/33 102,499
500,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Refunding Series 2014
5.000 10/01/29 500,882
500,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Refunding Series 2014
5.000 10/01/30 500,846
285,000 (b) Mountain Lake, Minnesota, Electric Revenue Bonds, Series 2025B 5.000 12/01/39 305,315
200,000 (b) Mountain Lake, Minnesota, Electric Revenue Bonds, Series 2025B 5.000 12/01/42 208,744
260,000 (b) Mountain Lake, Minnesota, Electric Revenue Bonds, Series 2025B 5.000 12/01/45 265,188
750,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding
Series 2015E
3.000 12/01/29 750,107
1,000,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding
Series 2017A
5.000 12/01/33 1,021,631
1,070,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2017-4, (AMT)
4.000 10/01/40 1,009,172
100,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-1. 501 C3
3.000 10/01/27 99,334
1,620,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2024-1
5.000 10/01/42 1,723,607
500,000 Sauk Centre Public Utilities Commission, Minnesota, Electric
Revenue Bonds, Series 2024A - AGM Insured
4.000 12/01/37 516,619
2,500,000 Southern Minnesota Municipal Power Agency Power Supply
System Revenue Bonds, Series 2015A
4.000 01/01/30 2,502,677
330,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 2025A
5.000 01/01/36 384,664
450,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 2025A
5.000 01/01/37 521,450
750,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 2025A
5.000 01/01/38 859,733
425,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 2025A
5.000 01/01/39 485,241
1,335,000 Western Minnesota Municipal Power Agency, Minnesota, Power
Supply Revenue Bonds, Refunding Series 2015A
5.000 01/01/31 1,337,527
1,000,000 Western Minnesota Municipal Power Agency, Minnesota, Power
Supply Revenue Bonds, Refunding Series 2015A
5.000 01/01/33 1,001,893
TOTAL UTILITIES 17,178,704
TOTAL MUNICIPAL BONDS
(Cost $349,522,927) 350,650,047
TOTAL LONG-TERM INVESTMENTS
(Cost $349,522,927) 350,650,047
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.1%
X 11,470,000 MUNICIPAL BONDS - 3.1%   X –
HEALTH CARE - 2.3%
$ 2,000,000 (c),(d) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
2.900 11/15/48 $ 2,000,000
5,100,000 (c),(d) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic Series 2008B
2.850 11/15/38 5,100,000
1,300,000 (c),(d) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025D
2.000 11/15/64 1,300,000
TOTAL HEALTH CARE 8,400,000
HOUSING/SINGLE FAMILY - 0.8%
2,950,000 (c),(d) Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2017F
2.770 01/01/41 2,950,000
TOTAL HOUSING/SINGLE FAMILY 2,950,000

Portfolio of Investments November 30, 2025
(continued)
Minnesota Intermediate

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 0.0%
$ 120,000 (c),(d) Hennepin County, Minnesota, General Obligation Bonds, Series
2017B
2.740% 12/01/41 $ 120,000
TOTAL TAX OBLIGATION/GENERAL 120,000
TOTAL MUNICIPAL BONDS
(Cost $11,470,000) 11,470,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,470,000) 11,470,000
TOTAL INVESTMENTS - 99.2%
(Cost $360,992,927) 362,120,047
OTHER ASSETS & LIABILITIES, NET - 0.8% 2,816,203
NET ASSETS - 100% $ 364,936,250
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $7,303,512 or 2.0% of Total Investments.
(b) When-issued or delayed delivery security.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments November 30, 2025
Minnesota
See Notes To Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.2%
X 652,350,609 MUNICIPAL BONDS - 95.2%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 16.4%
$ 130,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4.250% 08/01/46 $ 108,832
290,000 Bethel, Minnesota, Charter School Lease Revenue Bonds,
Spectrum High School Project, Series 2024
5.000 07/01/59 270,010
3,500,000 Brooklyn Center, Minnesota, Charter School Lease Revenue
Bonds, Tesfa International dba Twin Lakes STEM Academy
Project, Series 2021A
5.250 06/15/56 2,340,720
100,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5.000 07/01/36 97,864
2,000,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5.000 07/01/47 1,727,074
675,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5.250 07/01/37 675,408
250,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5.250 07/01/40 250,090
500,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5.500 07/01/50 500,004
3,000,000 (a) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Series 2024A
6.125 06/15/61 2,759,923
1,025,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2014A
5.750 08/01/44 1,025,263
1,000,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
5.375 08/01/50 978,097
100,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5.000 07/01/36 94,601
5,350,000 Ham Lake, Minnesota Charter School Lease Revenue Bonds,
Parnassus Preparatory School Project, Series 2016A
5.000 11/01/47 5,095,261
490,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5.000 07/01/29 490,214
1,000,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5.000 07/01/34 1,000,400
525,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5.000 07/01/44 501,669
4,150,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A
5.000 07/01/46 3,635,267
1,415,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
4.000 06/01/51 1,004,723
1,450,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5.375 07/01/42 1,304,949
410,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5.000 07/01/40 352,876
100,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5.000 07/01/55 74,121
415,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6.000 07/01/33 415,448
3,815,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6.000 07/01/43 3,816,469
1,260,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6.125 07/01/48 1,260,451
4,930,000 Minneapolis, Minnesota, Revenue Bonds, University Gateway
Project, Refunding Series 2025
5.000 12/01/45 5,318,825
2,345,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5.000 05/01/37 2,342,327
2,200,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5.000 05/01/47 1,992,101
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Refunding Series 2017
4.000 03/01/37 1,005,233
5,135,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Series 2023
5.000 03/01/48 5,418,290

Portfolio of Investments November 30, 2025
(continued)
Minnesota

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 3,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Series 2023
5.000% 03/01/53 $ 3,148,148
500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
College of Saint Scholastica, Inc., Refunding Series 2019
4.000 12/01/40 448,319
125,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunidng Series 2021
4.000 03/01/35 130,253
155,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunidng Series 2021
4.000 03/01/36 160,730
100,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunidng Series 2021
4.000 03/01/37 103,225
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Series 201528J
3.250 03/01/30 1,000,238
675,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Catherine University, Refunding Series 2018A
5.000 10/01/45 662,978
500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint John's University, Refunding Series 2021
4.000 10/01/32 518,101
350,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint John's University, Series 2015-8I
5.000 10/01/33 350,360
385,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint John's University, Series 2015-8I
5.000 10/01/34 385,399
2,300,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2016-8-N
4.000 10/01/34 2,314,100
975,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2016-8-N
4.000 10/01/35 980,254
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2021
3.000 10/01/38 918,232
2,820,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2021
4.000 10/01/50 2,575,976
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A
4.000 10/01/38 1,011,363
575,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A
4.125 10/01/41 578,421
2,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A
5.000 10/01/47 2,046,602
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2016-8L
5.000 04/01/27 1,007,479
100,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A
4.000 10/01/36 101,092
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019
4.000 10/01/31 1,030,484
2,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019
5.000 10/01/40 2,097,351
2,125,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
5.000 10/01/39 2,259,850
500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4.000 10/01/40 503,069
500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4.125 10/01/42 499,472
1,490,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4.125 10/01/42 1,488,426
4,170,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2024A
5.000 10/01/49 4,300,721
645,000 Minnesota Office of Higher Education, Supplemental Student
Loan Program Revenue Bonds, 2020 Senior Series, (AMT)
2.650 11/01/38 598,162
1,130,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5.000 09/01/44 987,646
155,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5.000 04/01/46 125,571
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Refunding Series 2015A
5.000 12/01/46 974,753
1,600,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Series 2019
4.000 12/01/49 1,325,893

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 240,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School Project,
Series 2017A
5.500% 07/01/38 $ 241,285
685,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School Project,
Series 2017A
5.500 07/01/52 646,220
2,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5.000 09/01/55 2,284,811
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5.750 09/01/46 1,002,420
500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
6.000 09/01/51 501,309
4,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hope Community
Academy Project, Series 2020A
5.000 12/01/55 2,909,270
1,000,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School Project,
Series 2018A
5.000 06/15/48 889,844
1,615,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School Project,
Series 2018A
5.000 06/15/53 1,403,596
730,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Refunding Series 2021A
4.000 09/01/31 725,957
2,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Series 2016A
4.125 09/01/47 1,694,931
1,530,000 (b) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Refunding Series 2025A
5.875 07/01/50 1,534,316
1,230,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School Project, Series 2019
5.000 07/01/49 1,116,747
2,620,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School Project, Series 2019
5.000 07/01/55 2,320,000
420,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5.000 07/01/33 420,191
1,450,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5.000 07/01/44 1,356,459
2,135,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
5.000 10/01/41 2,011,954
380,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
5.125 10/01/48 342,128
1,595,000 Spring Lake Park, Minnesota, Charter School Lease Revenue
Bonds, Excell Academy for Higher Learning Inc., Series 2019A
5.000 06/15/54 1,423,169
500,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5.000 12/01/43 485,820
500,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5.125 12/01/49 476,720
1,750,000 University of Minnesota, General Obligation Bonds, Refunding
Series 2024A
5.000 01/01/43 1,906,819
3,505,000 University of Minnesota, General Obligation Bonds, Series 2019A 5.000 04/01/44 3,631,696
20,000 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series
2016
4.750 06/01/46 16,505

Portfolio of Investments November 30, 2025
(continued)
Minnesota

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 2,000,000 (a) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding Series
2025A
5.250% 06/01/45 $ 1,891,347
300,000 Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Woodbury Leadership Academy, Series 2021A
4.000 07/01/31 290,818
660,000 Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Woodbury Leadership Academy, Series 2021A
4.000 07/01/51 489,077
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 112,502,587
HEALTH CARE - 16.4%
500,000 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016
4.000 03/01/32 500,137
2,000,000 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016
4.000 03/01/37 1,957,394
280,000 City of Plato, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2017
3.000 04/01/26 278,707
485,000 City of Plato, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2017
5.000 04/01/41 486,788
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5.000 02/15/37 516,566
580,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
4.250 02/15/43 566,951
13,115,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5.000 02/15/48 13,250,287
3,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5.000 02/15/53 3,025,370
1,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5.250 02/15/53 1,008,213
2,590,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5.250 02/15/58 2,605,351
400,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
4.000 06/15/34 417,371
175,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
4.000 06/15/38 178,748
175,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
4.000 06/15/39 177,889
570,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
3.000 06/15/44 477,585
450,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4.000 06/15/38 461,688
1,250,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022B
5.250 06/15/47 1,306,600
500,000 Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013
4.000 04/01/27 499,989
760,000 Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013
4.000 04/01/31 760,013
1,000,000 Maple Grove, Minnesota, Health Care Facilities Revenue
Refunding Bonds, North Memorial Health Care, Series 2015
4.000 09/01/35 991,953
425,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5.000 05/01/31 431,578
430,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5.000 05/01/32 436,373
2,725,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4.000 11/15/37 2,742,162

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 10,360,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4.000% 11/15/39 $ 10,349,483
1,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4.000 11/15/40 989,658
525,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2015A
5.000 11/15/26 525,380
485,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2015A
4.000 11/15/40 460,993
1,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
5.000 11/15/35 1,035,142
3,465,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
4.000 11/15/48 2,982,048
2,000,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Children's
Health Care, Series 2025
5.000 08/15/41 2,166,043
1,250,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Children's
Health Care, Series 2025
5.000 08/15/43 1,327,145
6,415,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2024A
5.250 01/01/54 6,671,709
4,660,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, HealthPartners Obligated
Group, Series 2024
5.250 01/01/47 4,922,539
2,600,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Refunding Series 2016B
5.000 11/15/36 3,070,143
2,500,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2022
5.000 11/15/57 2,580,038
4,895,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2016A
5.000 05/01/46 4,901,067
9,410,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2019
5.000 05/01/48 9,570,355
2,500,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2024
4.000 05/01/50 2,255,533
3,450,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2024
5.000 05/01/54 3,549,346
4,075,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4.000 07/01/35 4,075,589
5,645,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2025
5.000 07/01/32 6,281,596
2,135,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5.000 11/15/27 2,203,222
600,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4.000 11/15/36 598,083
640,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4.000 11/15/37 629,221
2,830,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4.000 11/15/43 2,536,076
2,500,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5.000 11/15/47 2,475,420
1,100,000 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds,
Regions Hospital Parking Ramp Project, Series 2007-1
5.000 08/01/36 1,100,796
1,900,000 Wadena, Minnesota, Revenue Bonds, Wadena Cancer Center
Project, Series 2024A
5.000 12/01/45 1,985,012
TOTAL HEALTH CARE 112,319,350

Portfolio of Investments November 30, 2025
(continued)
Minnesota

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY - 0.4%
$ 2,285,000 Rochester, Minnesota, Multifamily Housing Revenue Bonds,
Essex Place Apartments Project, Series 2012A
3.750% 06/01/29 $ 2,285,340
TOTAL HOUSING/MULTIFAMILY 2,285,340
HOUSING/SINGLE FAMILY - 1.0%
35,000 Minneapolis-Saint Paul Housing Finance Board, Minnesota,
Single Family Mortgage Revenue Bonds, City Living Series
2007A-2, (AMT)
5.520 03/01/41 35,001
365,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2016A, (AMT)
3.200 01/01/33 348,602
370,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020A, (AMT)
1.700 07/01/26 364,992
220,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020D, (AMT)
1.625 01/01/26 219,559
205,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020D, (AMT)
1.650 07/01/26 202,135
460,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020H, (AMT)
1.100 07/01/26 452,285
460,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020H, (AMT)
1.350 07/01/27 438,881
380,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1.550 01/01/28 359,784
390,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1.600 07/01/28 368,044
485,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1.750 01/01/29 445,600
485,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1.800 07/01/29 440,345
245,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1.900 01/01/30 219,770
240,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1.950 07/01/30 213,485
100,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2024L
4.150 07/01/38 101,902
1,385,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
4.850 07/01/45 1,410,778
1,355,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
4.900 07/01/48 1,384,216
TOTAL HOUSING/SINGLE FAMILY 7,005,379
INDUSTRIALS - 0.3%
2,250,000 (a) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-
7, (AMT)
4.500 10/01/37 2,206,488
TOTAL INDUSTRIALS 2,206,488
LONG-TERM CARE - 7.2%
2,090,000 Anoka, Minnesota, Health Care and Housing Facility Revenue
Bonds, The Homestead at Anoka, Inc. Project, Series 2014
5.125 11/01/49 1,831,938
225,000 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. Orchard Path Phase II Project,
Series 2021
4.000 09/01/26 224,643
240,000 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. Orchard Path Phase II Project,
Series 2021
4.000 09/01/28 239,214
270,000 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. Orchard Path Phase II Project,
Series 2021
4.000 09/01/31 268,368
475,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. Orchard Path Phase III Project,
Series 2025A
5.375 09/01/45 481,981
1,000,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc. Orchard Path Project,
Refunding Series 2018
5.000 09/01/43 988,289
1,000,000 Bethel, Minnesota, Housing and Health Care Facilities Revenue
Bonds, Ecumen Obligated Group Series 2024A
6.125 03/01/49 970,729

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 2,500,000 Brainerd, Minnesota, Senior Housing and Healthcare Revenue
Bonds, Pinecrest of Country Manor Project, Series 2025A
5.500% 05/01/45 $ 2,514,768
1,165,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5.000 11/01/44 1,203,180
1,000,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5.000 11/01/47 1,022,199
500,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
5.000 09/01/44 452,500
1,500,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
5.000 09/01/52 1,266,775
1,500,000 Chisago City, Minnesota, Housing and Health Care Revenue
Bonds, CDL Homes, LLC Project, Series 2013B
6.000 08/01/43 1,500,087
1,500,000 City of West Saint Paul, Minnesota Housing and Health Care
Facilities Revenue Refunding Bonds, Walker Westwood Ridge
Campus Project, Series 2017
5.000 11/01/49 1,348,640
250,000 Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC
Cloquet LLC Project, Refunding Series 2021
3.400 08/01/36 218,052
700,000 Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC
Cloquet LLC Project, Refunding Series 2021
4.000 08/01/41 586,441
200,000 Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC
Cloquet LLC Project, Refunding Series 2021
4.000 08/01/48 147,348
1,180,000 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2013
5.200 03/01/43 1,098,492
575,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
5.250 01/01/40 494,813
1,175,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
5.250 01/01/46 933,599
500,000 Cuyuna Range Hospital District, Minnesota, Health Care Facilities
Revenue Bonds, Crosby Senior Service Care Center, Series 2023
5.500 05/01/43 507,369
1,250,000 Cuyuna Range Hospital District, Minnesota, Health Care Facilities
Revenue Bonds, Crosby Senior Service Care Center, Series 2023
5.500 05/01/48 1,250,771
1,195,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5.000 08/01/46 1,114,997
500,000 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages
of Lonsdale, LLC Project, Series 2019
4.600 05/01/44 384,890
400,000 Maple Plain, Minnesota Senior Housing and Healthcare Revenue
Bonds, Haven Homes, Inc. Project, Series 2019
4.100 07/01/34 389,773
1,250,000 Maple Plain, Minnesota Senior Housing and Healthcare Revenue
Bonds, Haven Homes, Inc. Project, Series 2019
5.000 07/01/54 1,118,356
200,000 Mapleton, Minnesota, Healthcare Facility Revenue Bonds,
Mapleton Community Home, Refunding Series 2019
4.000 05/01/39 172,874
1,500,000 Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen Abiitan Mill City Project,  Series 2015
5.250 11/01/45 1,423,676
300,000 Morris, Minnesota, Health Care Facilities Revenue Bonds,
Farmington Health Services Project, Refunding Series 2019
3.400 08/01/28 287,692
2,000,000 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly
Gardens Project, Refunding Series 2016
5.000 10/01/47 1,930,565
1,285,000 Saint Joseph, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Woodcrest of Country Manor Project, Series
2019 A
5.000 07/01/55 1,162,972
2,000,000 (c) Saint Louis Park, Minnesota, Health Care Facilities Revenue
Bonds, Mount Olivet Careview Home Project, Series 2016B
4.900 06/01/49 1,749,011
25,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue
Bonds, Mount Olivet Careview Home Project, Series 2016C
3.150 06/01/28 24,132
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Revenue Bonds, Rossy & Richard Shaller Family Sholom East
Campus, Series 2018
5.000 10/01/43 910,489
4,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota
Senior Housing and Health Care Revenue Bonds, Carondelet
Village Project, Series 2016A
5.000 12/01/41 4,009,358

Portfolio of Investments November 30, 2025
(continued)
Minnesota

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 1,175,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5.000% 12/01/29 $ 1,231,407
300,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5.000 12/01/30 317,781
1,750,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5.000 12/01/36 1,818,067
450,000 (a) Saint Paul Housing and Redevelopment Authority, Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Church Homes Project, Refunding Senior Series 2021A
4.000 11/01/34 424,600
1,015,000 (a) Saint Paul Housing and Redevelopment Authority, Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Church Homes Project, Refunding Senior Series 2021A
4.000 11/01/42 853,485
400,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4.000 09/01/32 394,814
500,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4.100 09/01/33 495,440
315,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4.200 09/01/36 305,752
300,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4.250 09/01/37 289,631
1,000,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
5.000 09/01/42 999,930
600,000 Sartell, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Country Manor Campus LLC Project, Series 2022A
5.000 09/01/35 601,668
2,295,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities
Revenue Bonds, Good Shepherd Luthran Home, Refunding
Series 2013
5.125 01/01/39 2,048,523
650,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
5.000 08/01/49 639,547
5,000,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
5.000 08/01/54 4,832,838
TOTAL LONG-TERM CARE 49,482,464
TAX OBLIGATION/GENERAL - 24.9%
1,355,000 Anoka-Hennepin Independent School District 11, Coon Rapids,
Minnesota, General Obligation Bonds, School Building Series
2020A
3.000 02/01/43 1,117,513
2,105,000 Bemidji, Minnesota, General Obligation Bonds, Refunding Sales
Tax Series 2017A - AGM Insured
4.000 02/01/29 2,163,795
5,000,000 Bird Island-Olivia-Lake Lillian Independent School District 2534,
Minnesota, General Obligation Bonds, School Building Series
2024A
5.000 02/01/49 5,279,204
5,630,000 Bird Island-Olivia-Lake Lillian Independent School District 2534,
Minnesota, General Obligation Bonds, School Building Series
2024A
5.000 02/01/54 5,906,321
200,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4.000 02/01/42 200,435
3,600,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4.000 02/01/43 3,602,429
1,090,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4.000 02/01/36 1,099,150
1,880,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4.000 02/01/38 1,893,972
2,715,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4.000 02/01/41 2,722,943

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,260,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4.000% 02/01/42 $ 2,263,260
3,000,000 Carlton County, Minnesota, General Obligation Bonds,
Minnesota State Credit Enhancement Program Series 2022A
4.000 02/01/47 2,889,670
1,160,000 Chisago Lakes, Minnesota, Independent School District 2144,
General Obligation Bonds, School Building Series 2017A
3.000 02/01/32 1,165,136
1,050,000 Cold Spring, Minnesota, General Obligation Bonds, Capital
Improvement Plan Series 2024A - BAM Insured
4.000 02/01/54 974,680
625,000 Corcoran, Minnesota, General Obligation Bonds, Series 2023A -
BAM Insured
4.000 02/01/40 638,927
3,605,000 Corcoran, Minnesota, General Obligation Bonds, Series 2023A -
BAM Insured
4.000 02/01/48 3,461,677
1,145,000 Dawson-Boyd Independent School District 378, Yellow Medicine
County, Minnesota, General Obligation Bonds, School Building
Series 2019A
4.000 02/01/31 1,176,211
1,145,000 Dawson-Boyd Independent School District 378, Yellow Medicine
County, Minnesota, General Obligation Bonds, School Building
Series 2019A
4.000 02/01/32 1,173,890
1,225,000 Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building   Facilities
Maintenance Series 2023A
4.000 02/01/44 1,227,750
500,000 Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building   Facilities
Maintenance Series 2023A
4.000 02/01/45 498,871
1,325,000 Duluth Independent School District 709, Saint Louis County,
Minnesota, General Obligation Bonds, Capital Appreciation
Series 2021C
0.000 02/01/31 1,120,777
1,480,000 Duluth Independent School District 709, Saint Louis County,
Minnesota, General Obligation Bonds, Capital Appreciation
Series 2021C
0.000 02/01/32 1,206,924
535,000 Duluth Independent School District 709, Saint Louis County,
Minnesota, General Obligation Bonds, Capital Appreciation
Series 2021C
0.000 02/01/33 419,147
1,115,000 Edgerton Independent School District 581, Minnesota, General
Obligation Bonds, School Building Series 2024A
4.000 02/01/43 1,119,512
480,000 Fridley, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2017
3.250 02/01/34 480,014
1,090,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
5.000 02/01/41 1,170,908
2,450,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
5.000 02/01/48 2,555,176
700,000 Greenway Independent School District 316, Itasca County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2019F
0.000 02/01/30 607,440
705,000 Hawley Independent School District 150, Clay County,
Minnesota, General Obligation Bonds, School Building Series
2023A
5.000 02/01/39 748,185
2,000,000 Hennepin County, Minnesota, General Obligation Bonds,
Refunding Series 2022B
5.000 12/01/39 2,222,476
3,000,000 Hennepin County, Minnesota, General Obligation Bonds, Sales
Tax Series 2020C
5.000 12/15/38 3,211,176
1,000,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2020A
5.000 12/01/36 1,096,556
3,000,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2024A
5.000 12/01/42 3,319,585
7,755,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2024A
5.000 12/01/43 8,499,346
1,250,000 Independent School District 621, Mounds View, Minnesota,
General Obligation Bonds, School Building Series 2018A
4.000 02/01/42 1,253,854
1,935,000 Independent School District No. 115, Cass Lake-Bena Public
Schools, Minnesota, Cass Beltrami and Hubbard Counties,
General Obligation School Building Bonds, Series 2023A
5.000 02/01/37 2,120,648

Portfolio of Investments November 30, 2025
(continued)
Minnesota

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,145,000 Independent School District No. 2397 (Le Sueur-Henderson),
Minnesota, General Obligation School Building Bonds, Series
2022A
5.000% 02/01/36 $ 1,263,843
600,000 Jordan Independent School District 717, Scott County,
Minnesota, General Obligation Bonds, School Building Series
2023A
5.000 02/01/38 648,597
1,585,000 Kerkoven, Murdock, and Sunburg Independent School District
775, Swift County, Minnesota, General Obligation Bonds, School
Building Series 2024A
5.000 02/01/41 1,748,840
500,000 La Crescent-Hokah Independent School District 300, Houston
and Winona Counties, Minnesota, General Obligation Bonds,
School Building & Maintenance Series 2019A
4.000 02/01/30 508,932
660,000 Madison, Minnesota, General Obligation Bonds, Refunding
Series 2015A - AGM Insured
3.600 01/01/35 660,054
500,000 Madison, Minnesota, General Obligation Bonds, Refunding
Series 2015A - AGM Insured
4.000 01/01/45 489,455
1,315,000 Maple River Independent School District 2135, Minnesota,
General Obligation Bonds, School Building Series 2020A
4.000 02/01/38 1,350,323
3,500,000 Maple River Independent School District 2135, Minnesota,
General Obligation Bonds, School Building Series 2020A
4.000 02/01/50 3,327,936
1,590,000 Medicine Lake, Minnesota, General Obligation Bonds, Series
2024A
5.000 02/01/54 1,547,570
1,430,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Building Series 2023A
5.000 02/01/43 1,537,033
2,645,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Long Term Facilities
Maintenance Series 2023B
5.000 02/01/43 2,842,974
2,780,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Long Term Facilities
Maintenance Series 2023B
5.000 02/01/44 2,976,206
1,430,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series
2022A
5.000 02/01/43 1,520,530
2,195,000 Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018
4.000 12/01/35 2,215,451
2,000,000 Minneapolis, Minnesota, General Obligation Bonds, Series 2023 5.000 12/01/39 2,193,651
9,895,000 Minnesota State, General Obligation Bonds, Various Purpose Bid
Groups 1 & 2 Series 2025A
5.000 08/01/43 10,928,168
2,975,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2018A
5.000 08/01/35 3,150,221
4,705,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2021A
5.000 09/01/30 5,249,330
2,000,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2023A
5.000 08/01/41 2,209,875
7,500,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2024A
5.000 08/01/44 8,156,908
325,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2023B
5.000 02/01/40 353,248
500,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2023B
5.000 02/01/42 536,032
300,000 Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2025D
5.250 01/01/46 321,988
340,000 Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2025D
5.250 01/01/47 363,982
1,290,000 Moorhead Independent School District 152, Clay County,
Minnesota, General Obligation Bonds, School Building Series
2020A
3.000 02/01/43 1,078,821
1,100,000 Moorhead Independent School District 152, Clay County,
Minnesota, General Obligation Bonds, School Building Series
2020A
3.000 02/01/44 903,360
2,000,000 North Saint Paul-Maplewood-Oakdale Independent School
District 622, Ramsey County, Minnesota, General Obligation
Bonds, Facilities Maintenance Series 2018A
3.375 02/01/35 2,004,290

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 530,000 Pillager Independent School District 116, Cass and Morrison
Counties, Minnesota, General Obligation Bonds, School Building
Series 2019A
3.000% 02/01/33 $ 532,094
1,245,000 Ramsey County, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2023B
4.000 02/01/40 1,276,871
1,795,000 Red Lake County, Minnesota, General Obligation School Building
Bonds, Independent School District No. 2906, Series 2022A
4.000 02/01/38 1,862,497
4,000,000 Richfield Independent School District 280, Hennepin County,
Minnesota, General Obligation Bonds, School Buildings Series
2018A
4.000 02/01/40 4,026,829
1,250,000 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
3.000 02/01/30 1,248,428
4,000,000 Roseville Independent School District 623, Ramsey County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4.000 02/01/34 4,050,182
1,020,000 Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building Series
2023A
5.000 02/01/39 1,113,553
1,285,000 Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building Series
2023A
4.000 02/01/42 1,295,992
1,700,000 Russell-Tyler-Ruthton Public Schools Independent School District
2902, Minnesota, General Obligation Bonds, Series 2019A
4.000 02/01/31 1,782,596
800,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2022B
4.000 02/01/43 801,597
1,000,000 Saint James Independent School District 840, Minnesota,
General Obligation Bonds, School Building Series 2015B
4.000 02/01/45 980,917
1,340,000 Saint Michael Independent School District 885, Wright County,
Minnesota, General Obligation Bonds, School Building Series
2017A
4.000 02/01/28 1,343,249
1,400,000 Saint Michael Independent School District 885, Wright County,
Minnesota, General Obligation Bonds, School Building Series
2017A
4.000 02/01/30 1,403,514
1,885,000 Saint Michael Independent School District 885, Wright County,
Minnesota, General Obligation Bonds, School Building Series
2017A
3.200 02/01/32 1,886,683
465,000 Sartell Independent School District 748, Stearns County,
Minnesota, General Obligation Bonds, School Building Series
2025A
5.000 02/01/42 505,408
1,840,000 Sartell, Minnesota, General Obligation Bonds, Series 2022A 4.000 02/01/41 1,860,972
1,180,000 Sartell, Minnesota, General Obligation Bonds, Series 2022A 4.000 02/01/43 1,183,256
250,000 Shakopee Independent School District 720, Scott County,
Minnesota, General Obligation Bonds, Capital Facilities Series
2020A
4.000 02/01/33 253,667
425,000 Shakopee Independent School District 720, Scott County,
Minnesota, General Obligation Bonds, Capital Facilities Series
2020A
4.000 02/01/34 430,332
2,500,000 Sibley East Independent School District 2310, Sibley, Minnesota,
General Obligation Bonds, School Building Series 2015A
4.000 02/01/40 2,500,177
1,330,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
4.000 02/01/31 1,347,132
670,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
4.000 02/01/33 677,669
1,000,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2022A
4.000 02/01/34 1,038,232
2,030,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2022A
4.000 02/01/35 2,101,341

Portfolio of Investments November 30, 2025
(continued)
Minnesota

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, School Building Series
2016A
4.000% 02/01/29 $ 1,001,452
825,000 Waconia Independent School District, Minnesota, General
Obligation Bonds, School Building Series 2015B
3.000 02/01/28 824,255
1,315,000 Waseca Independent School District 829, Steele, Rice, and
Waseca Counties, Minnesota, General Obligation Bonds, School
Buidling Series 2015A
4.000 02/01/27 1,318,010
1,410,000 (b) Yellow Medicine East Independent School District 2190,
Minnesota, General Obligation Bonds, Series 2025A
4.000 02/01/46 1,373,066
TOTAL TAX OBLIGATION/GENERAL 170,715,147
TAX OBLIGATION/LIMITED - 11.6%
475,000 Elbow Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Grant County Public Project, Series 2017A
4.200 12/15/43 418,817
1,000,000 Elbow Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Grant County Public Project, Series 2023A
4.875 12/15/42 1,015,132
500,000 Elbow Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Grant County Public Project, Series 2023A
5.000 12/15/44 506,799
1,000,000 Hennepin County, Minnesota, Sales Tax Revenue Bonds, Ballpark
Project, Refunding First Lien Series 2017A
5.000 12/15/30 1,021,835
675,000 Marshall, Minnesota, Education Services Facility, Lease Revenue
Bonds, Southwest West Central Service Cooperatives, Series
2024A
5.125 02/01/41 691,076
725,000 Marshall, Minnesota, Education Services Facility, Lease Revenue
Bonds, Southwest West Central Service Cooperatives, Series
2024A
5.375 02/01/45 734,744
310,000 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village
at St. Anthony Falls Project, Refunding Series 2015
4.000 03/01/27 310,011
1,970,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Educational Facilities Revenue Bonds, Series
2023A
5.000 10/01/40 2,174,100
2,515,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Educational Facilities Revenue Bonds, Series
2023A
5.000 10/01/41 2,756,189
2,880,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Educational Facilities Revenue Bonds, Series
2023A
5.000 10/01/43 3,099,545
1,090,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C
3.250 08/01/30 1,090,346
200,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A
4.000 08/01/30 202,886
475,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A
4.000 08/01/34 479,865
325,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A
4.000 08/01/35 328,533
1,125,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D
4.000 08/01/38 1,135,932
500,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B
3.000 08/01/38 465,552
500,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B
3.000 08/01/39 460,280
500,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B
3.000 08/01/40 449,703
2,810,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4.000 08/01/35 2,946,114
2,925,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4.000 08/01/36 3,031,511
3,045,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4.000 08/01/37 3,122,447
3,165,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4.000 08/01/38 3,232,036
1,000,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4.000 08/01/43 990,961

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,780,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A
5.000% 08/01/40 $ 1,926,869
2,000,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C
5.000 08/01/42 2,130,892
1,280,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A
5.000 08/01/42 1,374,597
1,200,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A
5.000 08/01/44 1,267,926
5,800,000 Minnesota State, Certificates of Participation, State Office
Building Project, Series 2023
5.000 11/01/43 6,294,992
1,480,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5.000 02/01/38 1,493,694
2,790,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5.125 02/01/43 2,804,945
1,470,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Particpation, Series 2015A
3.625 02/01/34 1,470,441
580,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Particpation, Series 2015A
3.750 02/01/36 580,156
4,600,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Particpation, Series 2015B
4.000 02/01/42 4,599,771
1,000,000 Plymouth Intermediate District 287, Minnesota, Certificates of
Participation, Refunding Series 2017A
4.000 02/01/36 1,007,232
175,000 Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B
4.000 05/01/29 177,932
200,000 Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B
4.000 05/01/32 203,350
100,000 Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B
4.000 05/01/33 101,546
4,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.500 07/01/34 4,501,262
6,077,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 5,924,867
1,155,000 Roseville Independent School District 623, Ramsey County,
Minnesota, Certificates of Participation, Series 2021A
5.000 04/01/29 1,207,089
1,000,000 Rum River Special Education Cooperative, Minnesota,
Certificates of Participation, Series 2025A
5.500 02/01/46 1,022,170
355,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
5.000 02/01/32 355,573
520,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
5.000 02/01/34 520,834
385,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Multifamily Housing Revenue Bonds, 2700 University at Westgate
Station, Series 2015B
4.875 04/01/30 385,108
1,405,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Multifamily Housing Revenue Bonds, 2700 University at Westgate
Station, Series 2015B
5.250 04/01/43 1,370,301
2,670,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2018B
3.375 02/01/35 2,679,022
5,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2019B
4.000 02/01/36 5,145
1,000,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2019B
4.000 02/01/37 1,024,984
500,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2024A
5.000 02/01/43 539,642
1,810,000 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Neighborhood
and Economic Development Projects, Refunding Series 2024C
5.000 11/01/41 1,999,380
375,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4.000 02/01/26 375,016
320,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4.000 02/01/28 320,281

Portfolio of Investments November 30, 2025
(continued)
Minnesota

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 330,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4.000% 02/01/30 $ 330,199
435,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4.000 02/01/41 387,988
TOTAL TAX OBLIGATION/LIMITED 79,047,618
TRANSPORTATION - 7.6%
1,560,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5.000 01/01/49 1,588,814
1,540,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/31 1,629,705
1,235,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/39 1,276,063
5,600,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/44 5,653,359
7,370,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/49 7,416,334
8,145,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5.000 01/01/46 8,207,087
6,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022A
5.000 01/01/52 6,164,549
2,510,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5.000 01/01/40 2,655,820
13,300,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5.000 01/01/47 13,540,437
4,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Series 2024A,
(AMT)
5.250 01/01/49 4,166,674
TOTAL TRANSPORTATION 52,298,842
U.S. GUARANTEED - 0.2% (d)
1,530,000 Worthington Independent School District 518, Nobles County,
Minnesota, Certificates of Participation, Series 2017A, (Pre-
refunded 2/01/26)
4.000 02/01/42 1,532,919
TOTAL U.S. GUARANTEED 1,532,919
UTILITIES - 9.2%
2,610,000 (b) Blue Earth, Minnesota Electric Revenue Bonds, Series 2025A 5.000 06/01/51 2,580,565
1,240,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5.000 01/01/46 1,240,937
135,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5.000 01/01/50 136,156
250,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5.500 07/01/43 270,352
2,275,000 (c) Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/27)
4.000 12/01/52 2,305,171
5,000,000 (c) Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022B, (Mandatory Put 12/01/27) (SOFR*0.67%+
1.000%)
3.714 12/01/52 5,010,585
1,000,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Refunding Series 2014A
4.000 10/01/31 1,001,165
1,000,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Refunding Series 2014A
4.000 10/01/32 1,001,114
4,650,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Series 2016
5.000 10/01/47 4,659,785
535,000 (b) Mountain Lake, Minnesota, Electric Revenue Bonds, Series 2025B 5.000 12/01/50 537,317
400,000 (b) Mountain Lake, Minnesota, Electric Revenue Bonds, Series 2025B 5.000 12/01/54 400,014
5,555,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding
Series 2017A
5.000 12/01/47 5,590,421

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 390,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
District Energy Revenue Bonds, Refunding Series 2017A
4.000% 10/01/28 $ 396,454
1,610,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
District Energy Revenue Bonds, Refunding Series 2017A
4.000 10/01/33 1,628,034
355,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
District Energy Revenue Bonds, Refunding Series 2017B
4.000 10/01/28 360,684
270,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
District Energy Revenue Bonds, Refunding Series 2017B
4.000 10/01/29 274,263
2,500,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2017-3
4.000 10/01/42 2,412,613
1,180,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2017-4, (AMT)
4.000 10/01/40 1,112,919
300,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-1. 501 C3
3.000 10/01/34 290,287
1,100,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-2, (AMT)
4.000 10/01/40 1,037,466
1,250,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2023-3, (AMT)
5.250 10/01/42 1,302,968
1,325,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2024-1
5.000 10/01/45 1,383,981
1,250,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2024-1
5.000 10/01/46 1,303,489
4,905,000 Saint Paul, Minnesota, Water Revenue Bonds, Series 2023A 4.000 12/01/47 4,803,191
1,175,000 Sauk Centre Public Utilities Commission, Minnesota, Electric
Revenue Bonds, Series 2024A - AGM Insured
4.375 12/01/49 1,161,084
6,230,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 1994A - NPFG Insured
0.000 01/01/26 6,212,359
715,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 2025A
5.000 01/01/43 785,258
1,205,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 2025A
5.000 01/01/44 1,307,818
500,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 2025A
5.000 01/01/46 536,000
230,000 Thief River Falls, Minnesota, Electric Revenue Bonds, Series
2018A - AGM Insured
4.000 02/01/35 230,264
260,000 Thief River Falls, Minnesota, Electric Revenue Bonds, Series
2018A - AGM Insured
4.000 02/01/38 260,077
11,265,000 Western Minnesota Municipal Power Agency, Minnesota, Power
Supply Revenue Bonds, Series 2018A
5.000 01/01/49 11,421,684
TOTAL UTILITIES 62,954,475
TOTAL MUNICIPAL BONDS
(Cost $661,276,229) 652,350,609
TOTAL LONG-TERM INVESTMENTS
(Cost $661,276,229) 652,350,609
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.1%
X 21,295,000 MUNICIPAL BONDS - 3.1%   X –
HEALTH CARE - 3.1%
$ 5,395,000 (c),(e) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
2.900 11/15/48 $ 5,395,000
4,900,000 (c),(e) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic Series 2008B
2.850 11/15/38 4,900,000
11,000,000 (c),(e) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025D
2.000 11/15/64 11,000,000
TOTAL HEALTH CARE 21,295,000
TOTAL MUNICIPAL BONDS
(Cost $21,295,000) 21,295,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,295,000) 21,295,000
TOTAL INVESTMENTS - 98.3%
(Cost $682,571,229) 673,645,609
OTHER ASSETS & LIABILITIES, NET - 1.7% 11,662,093
NET ASSETS - 100% $ 685,307,702

Portfolio of Investments November 30, 2025
(continued)
Minnesota

See Notes To Financial Statements
AMT Alternative Minimum Tax
SOFR Secured Overnight Financing Rate
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $12,431,785 or 1.8% of Total Investments.
(b) When-issued or delayed delivery security.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments November 30, 2025
Nebraska
See Notes To Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 100.5%
X 70,755,937 MUNICIPAL BONDS - 100.5%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 10.4%
$ 1,000,000 Douglas County, Nebraska, Educational Facilities Revenue
Bonds, Creighton University Projects, Refunding Series 2017
5.000% 07/01/47 $ 1,007,582
500,000 Douglas County, Nebraska, Educational Facilities Revenue
Bonds, Creighton University Projects, Refunding Series 2025
5.250 07/01/49 534,889
1,195,000 Nebraska State Colleges Facilities Corporation, Nebraska,
Revenue Bonds, Facilities Program Series 2022B - AGM Insured
5.000 07/15/37 1,297,726
1,000,000 Nebraska State Colleges, Student Fees and Facilities Revenue
Bonds, Board of Trustees, Wayne State College Series 2023 -
AGM Insured
5.000 07/01/48 1,042,232
445,000 Saline County, Nebraska, Educational Facilities Revenue Bonds,
Doane College Project, Refunding Series 2020A
3.000 02/15/35 431,158
500,000 Southeast Community College Area, Nebraska, Facilities
Revenue Bonds, Series 2020 - AGM Insured
3.000 03/15/45 401,190
500,000 University of Nebraska Facilities Corporation, Nebraska, Facilities
Bonds, Refunding Series 2017B
4.000 05/15/37 503,526
2,000,000 University of Nebraska Facilities Corporation, Nebraska, Facilities
Program Bonds, Green Series 2021B
5.000 07/15/51 2,082,153
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 7,300,456
HEALTH CARE - 9.7%
575,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Refunding
Series 2020A
4.000 11/15/40 572,237
300,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Refunding
Series 2020A
4.000 11/15/41 294,356
180,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series
2017
5.000 11/15/37 183,512
500,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series
2017
5.000 11/15/47 504,083
440,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Series 2025
5.000 11/01/32 491,225
585,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Series 2025
5.500 11/01/49 633,648
775,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project, Series
2014
5.000 05/15/44 774,994
260,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015
4.125 11/01/36 260,034
1,085,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015
5.000 11/01/45 1,085,341
250,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Refunding Series 2017A
5.000 07/01/30 255,288
500,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/34 500,179
435,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/35 435,155
875,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5.250 02/01/37 847,644
TOTAL HEALTH CARE 6,837,696

Portfolio of Investments November 30, 2025
(continued)
Nebraska

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/SINGLE FAMILY - 1.1%
$ 660,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Refunding Series 2016A
3.500% 09/01/36 $ 652,093
100,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1.850 09/01/35 82,350
45,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1.950 09/01/37 36,806
TOTAL HOUSING/SINGLE FAMILY 771,249
LONG-TERM CARE - 1.5%
1,200,000 Nebraska Educational, Health, Cultural and Social Services
Finance Authority, Revenue Bonds, Immanuel Retirement
Communities Obligated Group, Series 2019A
4.000 01/01/49 1,086,824
TOTAL LONG-TERM CARE 1,086,824
TAX OBLIGATION/GENERAL - 45.5%
500,000 Adams County, Nebraska, General Obligation Bonds, Series
2023A
5.000 12/15/42 512,461
750,000 Bellevue, Nebraska, Tax Supported Municipal Improvement
Bonds, Series 2024
4.000 09/15/49 702,558
500,000 Buffalo County School District 007 Kearney Public Schools,
Nebraska, General Obligation Bonds, School Building Series
2016
3.000 12/15/36 481,446
270,000 Cass County School District 56 Conestoga Public Schools,
Nebraska, General Obligation Bonds, School Building Series
2025A
5.000 12/15/39 282,568
380,000 Cass County School District 56 Conestoga Public Schools,
Nebraska, General Obligation Bonds, School Building Series
2025B
4.000 12/15/39 384,093
750,000 City of Omaha, Nebraska, Special Tax Revenue Redevelopment
and Refunding Bonds, Series 2024A
5.000 04/15/44 807,998
1,000,000 Custer County School District 025 Broken Bow Public Schools,
Nebraska, General Obligation Bonds, School Building Series
2024 - BAM Insured
5.000 12/15/41 1,036,709
750,000 Dodge County School District 1 Fremont, Nebraska, General
Obligation Bonds, Series 2023 - AGM Insured
5.000 12/15/48 794,650
840,000 Douglas County School District 059, Nebraska, General
Obligation Bonds, Bennington Public Schools, School Building
Series 2019
4.000 06/15/33 840,429
1,000,000 Douglas County School District 059, Nebraska, General
Obligation Bonds, Bennington Public Schools, Series 2016
3.375 12/15/41 887,816
1,500,000 Douglas County School District 1, Nebraska, General Obligation
Bonds, Omaha Public Schools Series 2020
3.000 12/15/43 1,259,029
1,000,000 Douglas County School District 10 Elkhorn, Nebraska, General
Obligation Bonds, Series 2018
4.000 12/15/38 1,006,255
1,000,000 Douglas County School District 10 Elkhorn, Nebraska, General
Obligation Bonds, Series 2024 - AGM Insured
4.000 12/15/45 960,487
1,000,000 Douglas County School District 10 Elkhorn, Nebraska, General
Obligation Bonds, Series 2025
5.000 06/15/45 1,057,191
405,000 Douglas County School District 54, Ralston, Nebraska, General
Obligation Bonds, Series 2023
5.000 12/15/43 430,394
1,000,000 Douglas County School District 54, Ralston, Nebraska, General
Obligation Bonds, Series 2023
5.000 12/15/48 1,048,815
635,000 Douglas County School District 66, Westside, Nebraska, General
Obligation Bonds, Series 2023
5.000 12/01/41 678,436
425,000 Douglas County School District 66, Westside, Nebraska, General
Obligation Bonds, Series 2025B
5.000 12/01/44 450,947
350,000 Gretna, Nebraska, Tax Supported Municipal Improvement Bonds,
Refunding Series 2025B
4.375 12/15/41 355,922
250,000 Hall County, Nebraska, Limited Tax Bonds, Building Series 2024 5.000 12/15/40 261,837
250,000 Hall County, Nebraska, Limited Tax Bonds, Building Series 2024 4.000 12/15/44 240,661
375,000 Kearney County School District 501, Nebraska, General
Obligation Bonds, Axtell Community Schools School Building
Series 2024
5.000 12/15/39 395,003
375,000 Kearney County School District 501, Nebraska, General
Obligation Bonds, Axtell Community Schools School Building
Series 2024
4.000 12/15/44 362,889

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 965,000 Kearney County, Nebraska, General Obligation Bonds,
Recreational Facilities Series 2022
4.000% 05/15/42 $ 954,027
1,000,000 La Vista, Nebraska, General Obligation Bonds, Highway
Allocation Pledge Series 2023
5.000 09/15/43 1,034,106
1,000,000 La Vista, Sarpy County, Nebraska, Tax Supported Bonds, Taxable
Refunding Series 2022 - AGM Insured
5.000 09/15/42 1,024,158
1,000,000 Lancaster County School District 1, Lincoln, Nebraska, General
Obligation Bonds, Series 2020
3.000 01/15/43 849,009
500,000 Nance County School District 30, Nebraska, General Obligation
Bonds, Twin River Public School School Building Series 2024 -
BAM Insured
4.125 12/15/49 472,880
300,000 North Platte Airport Authority, Nebraska, General Obligation
Bonds, Series 2024
4.750 12/15/44 291,913
500,000 Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2018A
4.000 01/15/37 504,160
500,000 Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2019
4.000 04/15/37 509,764
610,000 Omaha, Nebraska, General Obligation Bonds, Series 2025A 5.000 04/15/45 651,663
1,000,000 Omaha, Nebraska, General Obligation Bonds, Various Purpose
Series 2022
5.000 04/15/41 1,083,171
500,000 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series
2018A
5.000 01/15/33 513,841
1,000,000 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series
2024C
4.000 04/15/49 929,995
1,000,000 Otoe County School District 0501 Palmyra District OR-1,
Nebraska, General Obligation Bonds, School Building Series
2022
5.000 12/15/42 1,017,209
1,000,000 Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Series 2023
4.250 12/01/43 1,009,783
1,000,000 Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Series 2025
5.000 12/01/45 1,071,214
1,000,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2019
5.000 06/15/40 1,045,267
1,000,000 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018
5.000 12/15/47 1,017,711
500,000 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2025
5.000 12/15/45 525,391
1,000,000 Wayne County School District 17, Nebraska, General Obligation
Bonds, Wayne Community Schools, School Building Series 2023
4.250 12/15/48 972,584
530,000 Wayne County School District 17, Nebraska, General Obligation
Bonds, Wayne Community Schools, School Building Series 2024
5.000 12/15/43 547,975
750,000 York County School District 12, Nebraska, General Obligation
Bonds, School Building Series 2024
5.000 12/15/45 781,065
TOTAL TAX OBLIGATION/GENERAL 32,045,480
TAX OBLIGATION/LIMITED - 8.6%
500,000 Blair, Nebraska, Highway Allocation Fund Pledge Bonds, Series
2023
4.000 06/15/43 493,780
500,000 Columbus, Nebraska, Sales Tax Revenue Bonds, Police & Fire
Project, Series 2018
4.000 09/15/27 500,435
1,250,000 Douglas County Nebraska, Sanitary and Improvement, District
Number 608, General Obligation Bonds, North Streams, Series
2022
6.000 12/15/47 1,137,132
450,000 Douglas County Sanitary and Improvement District 607 Deer
Crest, Nebraska, General Obligation Bonds, Series 2024
5.000 09/15/44 445,413
1,060,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/28 1,091,561
500,000 Omaha Public Facilities Corporation, Nebraska, Lease Revenue
Bonds, Omaha Baseball Stadium Project, Refunding Series
2016A
4.000 06/01/36 501,379
1,950,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 1,901,183
TOTAL TAX OBLIGATION/LIMITED 6,070,883

Portfolio of Investments November 30, 2025
(continued)
Nebraska

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 3.7%
$ 1,000,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, (AMT) 4.000% 07/01/36 $ 1,010,987
550,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2017A, (AMT)
5.000 12/15/36 556,005
1,000,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2024, (AMT)
5.250 12/15/49 1,047,182
TOTAL TRANSPORTATION 2,614,174
U.S. GUARANTEED - 0.7% (a)
450,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2017A, (Pre-refunded 12/15/26), (AMT)
5.000 12/15/36 458,570
TOTAL U.S. GUARANTEED 458,570
UTILITIES - 19.3%
465,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue
Bonds, Refunding Crossover Series 2017A
5.000 09/01/37 510,217
1,000,000 (b) Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5.000 05/01/54 1,071,162
1,930,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5.000 07/01/40 1,958,323
500,000 Guam Power Authority, Revenue Bonds, Refunding Series 2022A 5.000 10/01/43 515,660
500,000 Metropolitan Utilities District Omaha, Nebraska, Water Revenue
Bonds, Series 2015
3.250 12/01/32 500,053
1,000,000 Nebraska Public Power District, General Revenue Bonds, Series
2016A
5.000 01/01/41 1,000,548
1,200,000 Nebraska Public Power District, General Revenue Bonds, Series
2023A
5.000 07/01/28 1,257,875
1,000,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2018A
5.000 02/01/39 1,035,837
750,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2022B
5.000 02/01/47 780,729
1,000,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2024A
5.500 02/01/49 1,086,117
500,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2025A
5.000 02/01/43 543,048
1,000,000 (c) Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2025B
5.000 02/01/47 1,065,733
320,000 Omaha Public Power District, Nebraska, Separate Electric System
Revenue Bonds, Nebraska City 2, Refunding Series 2015A
3.500 02/01/42 294,535
1,500,000 Public Power Generation Agency, Nebraska, Whelan Energy
Center Unit 2 Revenue Bonds, Refunding Series 2016A
5.000 01/01/40 1,510,572
100,000 Wheat Belt Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2025
4.625 09/01/41 100,439
340,000 Wheat Belt Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2025
5.000 09/01/45 339,757
TOTAL UTILITIES 13,570,605
TOTAL MUNICIPAL BONDS
(Cost $71,437,013) 70,755,937
TOTAL LONG-TERM INVESTMENTS
(Cost $71,437,013) 70,755,937
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.3%
X 200,000 MUNICIPAL BONDS - 0.3%   X –
HEALTH CARE - 0.3%
$ 200,000 (b),(d) Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Refunding
Series 2008A
2.850 08/15/32 $ 200,000
TOTAL HEALTH CARE 200,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $200,000) 200,000
TOTAL INVESTMENTS - 100.8%
(Cost $71,637,013) 70,955,937
OTHER ASSETS & LIABILITIES, NET - (0.8)% (529,757)
NET ASSETS - 100% $ 70,426,180
AMT Alternative Minimum Tax

See Notes To Financial Statements
(a) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) When-issued or delayed delivery security.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments November 30, 2025
Oregon Intermediate
See Notes To Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 94.5%
X 196,066,401 MUNICIPAL BONDS - 94.5%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 6.6%
$ 1,095,000 Forest Grove, Oregon, Campus Improvement Revenue Bonds,
Pacific University Project, Refunding Series 2015A
5.000% 05/01/30 $ 1,095,798
1,525,000 Forest Grove, Oregon, Campus Improvement Revenue Bonds,
Pacific University Project, Refunding Series 2022A
5.000 05/01/32 1,601,448
420,000 Oregon Facilities Authority, Oregon, Revenue Bonds, Southern
Oregon Goodwill project, Series A
5.000 12/01/40 428,335
95,000 (a) Oregon Facilities Authority, Revenue Bonds, Howard Street
Charter School Project, Series 2019A
5.000 06/15/29 96,215
920,000 (a) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
5.000 06/15/34 928,034
2,190,000 Oregon Facilities Authority, Revenue Bonds, University of
Portland Projects, Refunding Series 2025A
5.000 04/01/38 2,377,031
2,025,000 Oregon Facilities Authority, Revenue Bonds, University of
Portland Projects, Refunding Series 2025A
5.000 04/01/40 2,177,329
490,000 (a) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series 2022A
6.750 06/15/42 514,399
455,000 (a) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Redmond Proficiency Academy Project, Series
2025A
5.500 06/15/45 456,892
1,000,000 Yamhill County, Oregon, Revenue Bonds, George Fox University
Project, Refunding Series 2021
4.000 12/01/36 1,026,253
1,875,000 Yamhill County, Oregon, Revenue Bonds, George Fox University
Project, Refunding Series 2021
4.000 12/01/41 1,886,202
1,000,000 Yamhill County, Oregon, Revenue Bonds, Linfield University
Project, Refunding Series 2020A
5.000 10/01/35 1,033,321
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 13,621,257
HEALTH CARE - 11.0%
455,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5.250 08/01/39 494,798
1,000,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5.250 08/01/40 1,074,273
375,000 Deschutes County Hospital Facility Authority, Oregon, Hospital
Revenue Bonds, Saint Charles Health System, Inc., Series 2016A
4.000 01/01/33 375,124
1,000,000 Deschutes County Hospital Facility Authority, Oregon, Hospital
Revenue Bonds, Saint Charles Health System, Inc., Series 2016A
5.000 01/01/33 1,001,467
715,000 Deschutes County Hospital Facility Authority, Oregon, Hospital
Revenue Bonds, Saint Charles Health System, Inc., Series 2020A
4.000 01/01/34 731,524
3,985,000 Oregon Facilities Authority, Revenue Bonds, Peacehealth System,
Refunding Series 2014A
4.125 11/15/32 3,986,263
600,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services Project, Refunding Series 2020A
5.000 10/01/30 639,542
485,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5.000 10/01/29 487,016
1,325,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5.000 10/01/30 1,329,688
4,105,000 (b) Oregon Health and Science University, Revenue Bonds, Green
Series 2021B-1, (Mandatory Put 2/01/30)
5.000 07/01/46 4,395,572
1,000,000 Oregon Health and Science University, Revenue Bonds, Series
2019A
5.000 07/01/29 1,076,957
560,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5.000 05/15/30 565,172
1,000,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5.000 05/15/31 1,008,890
1,200,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5.000 05/15/46 1,203,004
2,235,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Series 2019A
5.000 05/15/32 2,382,230
1,230,000 Union County Oregon, Hospital Facility Authority Revenue
Bonds, Grande Ronde Hospital Incorporated, Series 2022
5.000 07/01/33 1,320,581

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 695,000 Union County Oregon, Hospital Facility Authority Revenue
Bonds, Grande Ronde Hospital Incorporated, Series 2022
5.000% 07/01/34 $ 743,341
TOTAL HEALTH CARE 22,815,442
HOUSING/MULTIFAMILY - 0.6%
340,000 Home Forward, Oregon, Multifamily Housing Revenue Bonds,
Lovejoy Station Apartments, Refunding Series 2016
4.000 07/15/29 342,411
1,000,000 (b) Oregon Housing and Community Services Department, Oregon,
Multifamily Housing Revenue Bonds, Hollywood Hub Apartments
Project, Series 2024R, (Mandatory Put 1/01/29)
4.000 01/10/48 1,015,361
TOTAL HOUSING/MULTIFAMILY 1,357,772
HOUSING/SINGLE FAMILY - 0.7%
935,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
1.900 01/01/33 820,842
825,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
1.950 07/01/33 719,714
TOTAL HOUSING/SINGLE FAMILY 1,540,556
INFORMATION TECHNOLOGY - 1.0%
2,000,000 (b) Oregon State  Business Development Commission, Recovery
Zone Facility Revenue Bonds, Intel Corporation Project, 232
Series 2010, (Mandatory Put 6/15/28)
3.800 12/01/40 2,014,892
TOTAL INFORMATION TECHNOLOGY 2,014,892
LONG-TERM CARE - 5.0%
385,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5.000 11/15/27 390,018
300,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5.000 11/15/28 303,989
315,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5.000 11/15/29 319,348
330,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5.000 11/15/30 334,775
200,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
4.000 05/15/26 199,603
400,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
4.000 11/15/26 398,371
350,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
4.000 05/15/27 348,120
350,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
4.000 11/15/27 347,419
930,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2012
5.000 12/01/29 930,404
325,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2016
5.000 12/01/30 328,088
1,005,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding
Green Series 2021A
4.000 12/01/36 964,221
1,040,000 Polk County Hospital Facility Authority, Oregon, Revenue Bonds,
Dallas Retirement Village Project, Series 2015A
5.125 07/01/35 1,040,346
1,540,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Capital Manor, Inc., Refunding Bonds, Series 2022
4.000 05/15/40 1,456,498
1,150,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2016A
5.000 11/15/31 1,156,242
1,820,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2021A
5.000 11/15/36 1,836,229
TOTAL LONG-TERM CARE 10,353,671
TAX OBLIGATION/GENERAL - 40.5%
750,000 Aurora, Marion County, Oregon, General Obligation Bonds,
Taxable Series 2024 - BAM Insured
5.250 06/01/45 802,279
2,400,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Current Interest
Series 2017C
5.000 06/15/35 2,471,090
2,000,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Deferred Interest
Series 2017B
0.000 06/15/33 1,486,703

Portfolio of Investments November 30, 2025
(continued)
Oregon Intermediate

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,000,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0.000% 06/15/41 $ 1,001,879
820,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025B
5.000 06/15/36 963,438
1,380,000 Bend, Oregon, General Obligation Bonds, Full Faith & Credit
Series 2023
5.000 06/01/36 1,598,744
350,000 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A
5.000 06/15/26 354,572
2,835,000 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A
5.000 06/15/27 2,940,952
350,000 Benton County, Oregon, Full Faith and Credit Obligations, Series
2023
5.000 06/01/37 394,248
250,000 Benton County, Oregon, Full Faith and Credit Obligations, Series
2023
5.000 06/01/38 279,248
1,000,000 Boardman, Morrow County, Oregon, General Obligation Bonds,
Series 2021 - BAM Insured
4.000 06/15/35 1,029,776
680,000 Chemeketa Community College District, Oregon, General
Obligation Bonds, Series 2025B
5.000 06/15/38 785,361
1,000,000 Chemeketa Community College District, Oregon, General
Obligation Bonds, Series 2025B
5.000 06/15/42 1,107,611
1,665,000 Clackamas and Multnomah Counties School District 7J Lake
Oswego, Oregon, General Obligation Bonds, Series 2017
4.000 06/01/32 1,690,402
1,000,000 Clackamas and Multnomah Counties School District 7J, Lake
Oswego, Oregon, General Obligation Bonds, Series 2025
5.000 06/01/42 1,107,260
875,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Refunding Series 2025
5.000 06/15/42 966,192
3,575,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Deferred Interest Series 2017A
0.000 06/15/41 1,769,798
585,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Series 2018
5.000 06/15/31 620,250
550,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Series 2018
5.000 06/15/32 582,699
1,225,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Series 2025B
5.000 06/15/44 1,332,816
1,135,000 David Douglas School District 40, Multnomah County, Oregon,
General Obligation Bonds, Series 2023A
0.000 06/15/34 844,937
2,000,000 David Douglas School District 40, Multnomah County, Oregon,
General Obligation Bonds, Series 2023A
0.000 06/15/35 1,413,894
1,210,000 David Douglas School District 40, Multnomah County, Oregon,
General Obligation Bonds, Series 2023A
0.000 06/15/37 760,084
1,000,000 David Douglas School District 40, Multnomah County, Oregon,
General Obligation Bonds, Series 2023A
0.000 06/15/38 590,162
1,000,000 Deschutes and Jefferson Counties School District 2J Redmond,
Oregon, General Obligation Bonds, Series 2025
5.000 06/15/42 1,094,956
1,335,000 Deschutes County Administrative School District 1, Bend-La Pine,
Oregon, General Obligation Bonds, Series 2023
5.000 06/15/36 1,514,065
2,000,000 Deschutes County Administrative School District 1, Bend-La Pine,
Oregon, General Obligation Bonds, Series 2025
5.000 06/15/41 2,223,255
605,000 Hoodland Rural Fire Protection District 74, Oregon, General
Obligation Bonds, Series 2025
5.000 06/15/38 683,806
1,845,000 Jackson County School District 5 Ashland, Oregon, General
Obligation Bonds, Series 2019
5.000 06/15/34 1,980,285
190,000 Keizer, Oregon, General Obligation Assessment Bonds, Keizer
Station Area A Local Improvement District, Series 2008
5.200 06/01/31 190,203
1,000,000 Lane Community College, Lane, Linn, Benton and Douglas
Counties, Oregon, General Obligation Bonds, Series 2020A
4.000 06/15/33 1,047,724
1,750,000 Lane Community College, Lane, Linn, Benton and Douglas
Counties, Oregon, General Obligation Bonds, Series 2020A
4.000 06/15/34 1,826,035
3,900,000 Lane County School District 4J Eugene, Oregon, General
Obligation Bonds, School Bond Guaranty Series 2019
4.000 06/15/35 4,008,211
500,000 (c) Lincoln County School District, Oregon, General Obligation
Bonds,  Conv Deferred Interest, Series 2025
0.000 06/15/37 553,961
500,000 (c) Lincoln County School District, Oregon, General Obligation
Bonds,  Conv Deferred Interest, Series 2025
0.000 06/15/39 545,295

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,000,000 Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2020B
5.000% 06/15/34 $ 2,191,796
2,145,000 Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2020B
5.000 06/15/35 2,342,535
2,000,000 Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Series 2018
5.000 06/15/33 2,114,934
1,050,000 Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Series 2018
5.000 06/15/38 1,097,546
1,000,000 Marion County School District 15 North Marion, Oregon, General
Obligation Bonds, Series 2018B
5.000 06/15/31 1,058,991
2,500,000 Metro, Oregon, General Obligation Bonds, Series 2020A 4.000 06/01/34 2,626,477
1,590,000 Metro, Oregon, General Obligation Bonds, Series 2025 5.000 06/01/41 1,794,186
1,060,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5.000 06/15/42 1,156,222
450,000 Oregon Coast Community College District, Lincoln County,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2024
5.000 06/15/39 509,264
350,000 Oregon Coast Community College District, Lincoln County,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2024
5.000 06/15/41 387,816
1,250,000 Oregon State, General Obligation Bonds, Article XI-Q State
Projects, Series 2025K
5.000 11/01/42 1,390,026
770,000 Oregon State, General Obligation Bonds, Series 2024A 5.000 05/01/37 885,726
145,000 Port of Alsea, Lincoln County, Oregon, General Obligation
Bonds, Series 2018
3.750 06/15/28 145,173
180,000 Port of Alsea, Lincoln County, Oregon, General Obligation
Bonds, Series 2018
4.000 06/15/33 181,450
900,000 Portland Community College District, Multnomah County,
Oregon, General Obligation Bonds, Refunding Series 2016
5.000 06/15/29 911,273
1,455,000 Portland Community College District, Multnomah County,
Oregon, General Obligation Bonds, Series 2023
5.000 06/15/38 1,627,565
500,000 Redmond Area Park and Recreation District, Deschutes County,
Oregon, General Obligation Bonds, Series 2023
5.000 06/15/34 571,787
1,850,000 Redmond, Oregon, Full Faith and Credit Obligations, Airport
Expansion Project, Series 2025A, (AMT)
5.000 06/01/37 2,061,875
500,000 Redmond, Oregon, Full Faith and Credit Obligations, Airport
Expansion Project, Series 2025A, (AMT)
5.000 06/01/39 548,743
630,000 Redmond, Oregon, Full Faith and Credit Obligations, Series
2019B-1
5.000 06/01/36 664,149
2,285,000 Saint Helens, Oregon, Full Faith and Credit Obligations, Series
2021
4.000 08/01/41 2,304,031
1,000,000 Tillamook County School District 009, Oregon, General
Obligation Bonds, Series 2025
5.000 06/15/39 1,129,124
245,000 Umatilla County School District 6R Umatilla, Oregon, General
Obligation Bonds, Series 2017
5.000 06/15/27 253,968
340,000 Umatilla County School District 6R Umatilla, Oregon, General
Obligation Bonds, Series 2017
5.000 06/15/29 352,196
315,000 Umatilla County School District 6R Umatilla, Oregon, General
Obligation Bonds, Series 2017
5.000 06/15/31 326,353
500,000 Washington and Clackamas Counties School District 23J Tigard-
Tualatin, Oregon, General Obligation Bonds, Series 2025
5.000 06/15/37 582,291
750,000 Washington and Clackamas Counties School District 23J Tigard-
Tualatin, Oregon, General Obligation Bonds, Series 2025
5.000 06/15/38 866,207
750,000 Washington and Clackamas Counties School District 23J Tigard-
Tualatin, Oregon, General Obligation Bonds, Series 2025
5.000 06/15/39 860,002
6,000,000 Washington County School District 13, Oregon, General
Obligation Bonds, Series 2024A
0.000 06/15/44 2,523,581
1,320,000 Washington County, Oregon, General Obligation Bonds, Full
Faith & Credit Obligation Series 2016B
4.000 03/01/31 1,324,299
2,000,000 Washington County, Oregon, General Obligation Bonds, Full
Faith & Credit Obligation Series 2025
5.000 06/01/42 2,214,520
1,010,000 Washington Multnomah & Yamhill Counties School District 1J
Hillsboro, Oregon, General Obligation Bonds, Series 2017
5.000 06/15/31 1,044,854

Portfolio of Investments November 30, 2025
(continued)
Oregon Intermediate

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,450,000 Washington Multnomah & Yamhill Counties School District 1J
Hillsboro, Oregon, General Obligation Bonds, Series 2017
5.000% 06/15/34 $ 1,496,046
1,000,000 Yamhill County School District 40, McMinnville, Oregon, General
Obligation Bonds, Refunding Series 2016
4.000 06/15/31 1,006,409
1,000,000 Yamhill County School District 40, McMinnville, Oregon, General
Obligation Bonds, Refunding Series 2016
4.000 06/15/32 1,005,788
TOTAL TAX OBLIGATION/GENERAL 84,119,394
TAX OBLIGATION/LIMITED - 8.9%
1,000,000 Beaverton, Oregon, Special Revenue Bonds, Series 2020A 4.000 06/01/37 1,028,707
200,000 Cannon Beach, Clatsop County, Oregon, General Obligation
Bonds, Full Faith Credit Series 2024
5.000 06/01/37 227,756
250,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5.250 01/01/37 277,203
1,635,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/28 1,683,682
460,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/32 486,111
1,000,000 Oregon Department of Administrative Services, State Lottery
Revenue Bonds, Projects and Refunding Series 2025A
5.000 04/01/38 1,153,892
2,000,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Refunding Subordinate Lien Series 2019A
5.000 11/15/35 2,154,921
5,470,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2020A
4.000 11/15/39 5,583,685
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 975,381
1,600,000 Seaside, Clatsop County, Oregon, Transient Lodgings Tax
Revenue Bonds, Series 2018
5.000 12/15/30 1,688,769
1,000,000 Tri-County Metropolitan Transportation District, Oregon, Capital
Grant Receipt Revenue Bonds, Series 2018A
5.000 10/01/31 1,042,336
2,060,000 Tri-County Metropolitan Transportation District, Oregon, Capital
Grant Receipt Revenue Bonds, Series 2018A
4.000 10/01/33 2,085,595
TOTAL TAX OBLIGATION/LIMITED 18,388,038
TRANSPORTATION - 6.3%
350,000 Jackson County, Oregon, Airport Revenue Bonds, Refunding
Series 2016 - AGM Insured
4.000 12/01/34 351,135
1,000,000 (a) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5.150 10/01/26 1,000,095
3,745,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5.000 07/01/29 4,000,173
2,400,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2024-30A, (AMT)
5.000 07/01/37 2,659,688
1,690,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2017-24B, (AMT)
5.000 07/01/35 1,715,720
3,040,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2022-28, (AMT)
5.000 07/01/34 3,359,493
TOTAL TRANSPORTATION 13,086,304
U.S. GUARANTEED - 0.1% (d)
425,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Deferred Interest Series 2017A, (Pre-
refunded 6/15/27)
0.000 06/15/41 216,541
TOTAL U.S. GUARANTEED 216,541
UTILITIES - 13.8%
2,140,000 Beaverton, Oregon, Water Revenue Bonds, Series 2020 5.000 04/01/40 2,274,027
2,090,000 Beaverton, Oregon, Water Revenue Bonds, Series 2022 4.000 04/01/35 2,218,406
2,150,000 Beaverton, Oregon, Water Revenue Bonds, Series 2022 4.000 04/01/36 2,261,465
350,000 Central Lincoln Peoples Utility District, Oregon, Electric Revenue
Bonds, Refunding Series 2025
5.000 12/01/42 385,482
250,000 Clackamas River Water, Oregon, Water Revenue Bonds,
Refunding Series 2025
5.000 11/01/37 285,336
300,000 Clackamas River Water, Oregon, Water Revenue Bonds,
Refunding Series 2025
5.000 11/01/42 326,567
1,000,000 Emerald Peoples Utility District, Oregon, Electric System Revenue
Bonds, Series 2025
5.000 06/01/42 1,102,808

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,135,000 Eugene, Oregon, Electric Utility Revenue Bonds, Refunding
Series 2024
5.000% 08/01/42 $ 1,247,407
250,000 Eugene, Oregon, Water Utility System Revenue Bonds, Series
2023
5.000 08/01/36 285,240
250,000 Eugene, Oregon, Water Utility System Revenue Bonds, Series
2023
5.000 08/01/37 283,330
250,000 Eugene, Oregon, Water Utility System Revenue Bonds, Series
2023
5.000 08/01/38 281,280
1,065,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5.000 07/01/28 1,075,104
1,120,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5.000 07/01/29 1,130,648
1,180,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5.000 07/01/30 1,191,153
500,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5.000 10/01/36 551,396
1,250,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5.000 10/01/38 1,356,880
1,595,000 Portland, Oregon, Sewer System Revenue Bonds, Second Lien
Refunding Series 2023A
5.000 12/01/36 1,807,717
500,000 Portland, Oregon, Sewer System Revenue Bonds, Second Lien
Refunding Series 2025A
5.000 10/01/42 550,321
2,500,000 Portland, Oregon, Water System Revenue Bonds, Refunding First
Lien Series 2016A
4.000 04/01/33 2,503,666
3,000,000 Portland, Oregon, Water System Revenue Bonds, Refunding First
Lien Series 2022A
4.000 04/01/35 3,145,200
1,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5.000 07/01/33 1,045,032
1,000,000 Tigard, Washington County, Oregon, Water System Revenue
Bonds, Refunding Series 2025 - BAM Insured
5.000 08/01/43 1,091,667
1,525,000 (a) Warm Springs Reservation Confederated Tribes, Oregon,
Hydroelectric Revenue Bonds, Tribal Economic Development
Bond Pelton Round Butte Project, Taxable Refunding Green
Series 2019B
5.000 11/01/33 1,624,193
500,000 (a) Warm Springs Reservation Confederated Tribes, Oregon,
Hydroelectric Revenue Bonds, Tribal Economic Development
Bond Pelton Round Butte Project, Taxable Refunding Green
Series 2019B
5.000 11/01/36 528,209
TOTAL UTILITIES 28,552,534
TOTAL MUNICIPAL BONDS
(Cost $193,486,609) 196,066,401
TOTAL LONG-TERM INVESTMENTS
(Cost $193,486,609) 196,066,401
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  4.2%
X 8,690,000 MUNICIPAL BONDS - 4.2%   X –
HEALTH CARE - 2.6%
$ 2,100,000 (b),(e) Oregon Facilities Authority, Revenue Bonds, Peacehealth System,
Refunding Series 2018A
2.800 08/01/34 $ 2,100,000
3,385,000 (b),(e) Oregon Facilities Authority, Revenue Bonds, Peacehealth System,
Refunding Series 2018B
2.850 08/01/34 3,385,000
TOTAL HEALTH CARE 5,485,000

Portfolio of Investments November 30, 2025
(continued)
Oregon Intermediate

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 1.6%
$ 2,000,000 (b),(e) Oregon State, General Obligation Bonds, Department of
Veterans Affairs Series 105B of 2020J
2.800% 06/01/39 $ 2,000,000
1,205,000 (b),(e) Oregon State, General Obligation Bonds, Veteran's Welfare
Series 110 Series 2022E
2.850 06/01/45 1,205,000
TOTAL TAX OBLIGATION/GENERAL 3,205,000
TOTAL MUNICIPAL BONDS
(Cost $8,690,000) 8,690,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,690,000) 8,690,000
TOTAL INVESTMENTS - 98.7%
(Cost $202,176,609) 204,756,401
OTHER ASSETS & LIABILITIES, NET - 1.3% 2,785,579
NET ASSETS - 100% $ 207,541,980
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $6,193,069 or 3.0% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Statement of Assets and Liabilities
See Notes to Financial Statements.

November 30, 2025 (Unaudited)
Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
ASSETS
Long-term investments, at value
†
$ 350,650,047 $ 652,350,609 $ 70,755,937 $ 196,066,401
Short-term investments, at value
◊
11,470,000 21,295,000 200,000 8,690,000
Cash 427,615 8,385,559 – –
Receivables:
Interest 4,371,445 9,031,938 1,116,753 2,690,500
Investments sold 2,445,095 1,694,573 – 590,875
Reimbursement from Adviser – – 7,793 1,896
Reverse repurchase agreements sold 600,101 – – –
Shares sold 333,174 584,610 4,453 47,352
Other 35,225 41,352 14,557 13,782
Total assets 370,332,702 693,383,641 72,099,493 208,100,806
LIABILITIES
Cash overdraft – – 412,180 27,885
Payables:
Management fees 147,604 269,316 29,345 84,524
Dividends 267,263 297,965 26,581 169,106
Interest 3,325 1,414 152 397
Investments purchased - when-issued/delayed-delivery settlement 4,353,037 6,398,162 1,066,100 –
Shares redeemed 460,041 838,395 64,385 171,908
Accrued expenses:
Custodian fees 51,737 78,430 23,849 35,860
Directors fees 18,388 24,254 2,134 5,933
Professional fees 25,581 31,522 22,577 24,158
Shareholder reporting expenses 16,146 23,110 11,395 11,189
Shareholder servicing agent fees 32,324 63,095 6,443 20,749
12b-1 distribution and service fees 17,308 46,061 5,959 5,499
Other 3,698 4,215 2,213 1,618
Total liabilities 5,396,452 8,075,939 1,673,313 558,826
Net assets $ 364,936,250 $ 685,307,702 $ 70,426,180 $ 207,541,980
NET ASSETS CONSIST OF:
Paid-in capital $ 381,994,847 $ 748,843,520 $ 85,138,951 $ 219,199,810
Total distributable earnings (loss) (17,058,597) (63,535,818) (14,712,771) (11,657,830)
Net assets $ 364,936,250 $ 685,307,702 $ 70,426,180 $ 207,541,980
†
   Long-term investments, cost $ 349,522,927 $ 661,276,229 $ 71,437,013 $ 193,486,609
◊
   Short-term investments, cost $ 11,470,000 $ 21,295,000 $ 200,000 $ 8,690,000
Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
CLASS A:
Net assets $ 80,406,831 $ 236,705,181 $ 32,346,002 $ 26,275,654
Shares outstanding 8,203,263 22,046,443 3,312,007 2,661,320
Net asset value ("NAV") per share $ 9.80 $ 10.74 $ 9.77 $ 9.87
Maximum sales charge 3.00% 4.20% 4.20% 3.00%
Offering price per share (NAV per share plus maximum sales charge) $ 10.10 $ 11.21 $ 10.20 $ 10.18
CLASS C:
Net assets $ 4,749,983 $ 9,448,656 $ 740,765 $ 1,419,645
Shares outstanding 487,855 880,748 75,942 144,598
NAV and offering price per share $ 9.74 $ 10.73 $ 9.75 $ 9.82
CLASS I:
Net assets $ 279,779,436 $ 439,153,865 $ 37,339,413 $ 179,846,681
Shares outstanding 28,667,731 40,961,345 3,816,571 18,177,997
NAV and offering price per share $ 9.76 $ 10.72 $ 9.78 $ 9.89
Authorized shares - per class 2 billion 2 billion 2 billion 2 billion
Par value per share $   0.0001 $   0.0001 $   0.0001 $   0.0001

Statement of Operations
See Notes to Financial Statements.

Six Months Ended November 30, 2025 (Unaudited)
Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
INVESTMENT INCOME
Interest $ 6,535,172 $ 13,828,398 $ 1,404,128 $ 3,575,677
Total investment income 6,535,172 13,828,398 1,404,128 3,575,677
EXPENSES
– – – –
Management fees 862,553 1,601,067 177,144 491,905
12b-1 service fees - Class A 81,999 223,876 32,106 25,759
12b-1 distribution and service fees - Class C 24,263 49,672 3,764 7,471
Shareholder servicing agent fees - Class A 13,952 37,934 6,226 4,220
Shareholder servicing agent fees - Class C 825 1,678 146 244
Shareholder servicing agent fees - Class I 44,937 72,022 7,198 27,703
Interest expense 16,094 35,423 1,298 1,621
Directors fees 6,216 11,362 1,218 3,404
Custodian expenses, net 28,590 44,541 13,518 20,211
Registration fees 22,347 23,852 14,069 10,410
Professional fees 32,644 41,571 25,767 29,539
Shareholder reporting expenses 19,989 24,126 16,685 18,611
Other 5,550 5,876 4,274 4,167
Total expenses before fee waiver/expense reimbursement 1,159,959 2,173,000 303,413 645,265
Fee waiver/expense reimbursement — — (54,764) (17,573)
Net expenses 1,159,959 2,173,000 248,649 627,692
Net investment income (loss) 5,375,213 11,655,398 1,155,479 2,947,985
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (61,893) (89,570) (264,454) (207,431)
Net realized gain (loss) (61,893) (89,570) (264,454) (207,431)
Change in unrealized appreciation (depreciation) on:
Investments 8,912,663 20,750,068 2,913,407 6,150,333
Net change in unrealized appreciation (depreciation) 8,912,663 20,750,068 2,913,407 6,150,333
Net realized and unrealized gain (loss) 8,850,770 20,660,498 2,648,953 5,942,902
Net increase (decrease) in net assets from operations $ 14,225,983 $ 32,315,896 $ 3,804,432 $ 8,890,887

Statement of Changes in Net Assets
See Notes to Financial Statements.

Minnesota Intermediate Minnesota
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 5,375,213 $ 10,062,382 $ 11,655,398 $ 22,456,242
Net realized gain (loss) (61,893) (574,864) (89,570) (1,379,737)
Net change in unrealized appreciation (depreciation) 8,912,663 (915,782) 20,750,068 (12,637,969)
Net increase (decrease) in net assets from operations 14,225,983 8,571,736 32,315,896 8,438,536
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,267,552) (2,427,910) (3,945,065) (7,703,482)
Class C (55,858) (129,309) (135,520) (319,594)
Class I (4,309,349) (7,526,314) (7,988,734) (15,344,750)
Total distributions (5,632,759) (10,083,533) (12,069,319) (23,367,826)
FUND SHARE TRANSACTIONS
Subscriptions 84,179,391 101,144,757 119,744,185 223,789,873
Reinvestments of distributions 3,988,100 6,876,703 10,252,503 19,788,678
Redemptions (50,905,200) (108,754,935) (112,278,048) (185,099,927)
Net increase (decrease) from Fund share transactions 37,262,291 (733,475) 17,718,640 58,478,624
Net increase (decrease) in net assets 45,855,515 (2,245,272) 37,965,217 43,549,334
Net assets at the beginning of period 319,080,735 321,326,007 647,342,485 603,793,151
Net assets at the end of period $ 364,936,250 $ 319,080,735 $ 685,307,702 $ 647,342,485

See Notes to Financial Statements.

Statement of Changes in Net Assets
(continued)
Nebraska Oregon Intermediate
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
Unaudited
Six Months Ended
11/30/25
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 1,155,479 $ 2,275,479 $ 2,947,985 $ 5,500,192
Net realized gain (loss) (264,454) (814,269) (207,431) (196,819)
Net change in unrealized appreciation (depreciation) 2,913,407 (970,304) 6,150,333 (1,069,173)
Net increase (decrease) in net assets from operations 3,804,432 490,906 8,890,887 4,234,200
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (523,000) (1,007,002) (367,673) (715,796)
Class C (9,195) (20,661) (15,335) (27,356)
Class I (637,765) (1,247,237) (2,560,421) (4,834,067)
Total distributions (1,169,960) (2,274,900) (2,943,429) (5,577,219)
FUND SHARE TRANSACTIONS
Subscriptions 6,250,747 12,676,112 39,708,971 61,281,389
Reinvestments of distributions 1,008,792 1,981,776 1,998,432 3,940,334
Redemptions (8,921,902) (17,031,991) (23,730,722) (62,398,809)
Net increase (decrease) from Fund share transactions (1,662,363) (2,374,103) 17,976,681 2,822,914
Net increase (decrease) in net assets 972,109 (4,158,097) 23,924,139 1,479,895
Net assets at the beginning of period 69,454,071 73,612,168 183,617,841 182,137,946
Net assets at the end of period $ 70,426,180 $ 69,454,071 $ 207,541,980 $ 183,617,841

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Minnesota Intermediate
Class
A
11/30/25
(d)
$ 9.56 $ 0.14 $ 0.25 $ 0.39 $ (0.15) $ — $ (0.15) $ 9.80
5/31/25
9.61 0.29 (0.05) 0.24 (0.29) — (0.29) 9.56
5/31/24
9.68 0.28 (0.06) 0.22 (0.29) — (0.29) 9.61
5/31/23
9.86 0.25 (0.18) 0.07 (0.25) — (0.25) 9.68
5/31/22
10.65 0.20 (0.80) (0.60) (0.19) — (0.19) 9.86
5/31/21
10.48 0.22 0.17 0.39 (0.22) — (0.22) 10.65
Class
C
11/30/25
(d)
9.50 0.10 0.25 0.35 (0.11) — (0.11) 9.74
5/31/25
9.55 0.21 (0.04) 0.17 (0.22) — (0.22) 9.50
5/31/24
9.62 0.20 (0.06) 0.14 (0.21) — (0.21) 9.55
5/31/23
9.80 0.18 (0.19) (0.01) (0.17) — (0.17) 9.62
5/31/22
10.58 0.12 (0.80) (0.68) (0.10) — (0.10) 9.80
5/31/21
10.41 0.13 0.17 0.30 (0.13) — (0.13) 10.58
Class
I
11/30/25
(d)
9.52 0.15 0.25 0.40 (0.16) — (0.16) 9.76
5/31/25
9.57 0.31 (0.05) 0.26 (0.31) — (0.31) 9.52
5/31/24
9.64 0.30 (0.07) 0.23 (0.30) — (0.30) 9.57
5/31/23
9.82 0.27 (0.18) 0.09 (0.27) — (0.27) 9.64
5/31/22
10.60 0.22 (0.80) (0.58) (0.20) — (0.20) 9.82
5/31/21
10.43 0.24 0.16 0.40 (0.23) — (0.23) 10.60
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
4 .11% $ 80,407 0 .81%
(e)
0 .80%
(e)
2 .94%
(e)
6%
2 .54 79,842 0 .81 0 .79 3 .02 14
2 .27 87,301 0 .83 0 .81 2 .91 21
0 .71 85,313 0 .81 0 .81 2 .62 13
( 5 .75 ) 113,097 0 .80 0 .80 1 .96 28
3 .71 138,393 0 .79 0 .79 2 .05 6
3 .71 4,750 1 .61
(e)
1 .60
(e)
2 .14
(e)
6
1 .73 5,127 1 .61 1 .59 2 .22 14
1 .45 6,364 1 .63 1 .61 2 .10 21
( 0 .11 ) 8,829 1 .61 1 .61 1 .82 13
( 6 .46 ) 11,621 1 .60 1 .60 1 .16 28
2 .91 13,672 1 .59 1 .59 1 .25 6
4 .22 279,779 0 .61
(e)
0 .60
(e)
3 .15
(e)
6
2 .74 234,112 0 .61 0 .59 3 .22 14
2 .47 227,661 0 .63 0 .61 3 .10 21
0 .90 245,297 0 .61 0 .61 2 .82 13
( 5 .52 ) 272,534 0 .60 0 .60 2 .16 28
3 .90 306,289 0 .59 0 .59 2 .25 6

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Minnesota
Class
A
11/30/25
(d)
$ 10.41 $ 0.18 $ 0.34 $ 0.52 $ (0.19) $ — $ (0.19) $ 10.74
5/31/25
10.63 0.36 (0.20) 0.16 (0.38) — (0.38) 10.41
5/31/24
10.68 0.36 (0.05) 0.31 (0.36) — (0.36) 10.63
5/31/23
11.08 0.33 (0.41) (0.08) (0.32) — (0.32) 10.68
5/31/22
12.11 0.24 (1.06) (0.82) (0.21) — (0.21) 11.08
5/31/21
11.78 0.25 0.34 0.59 (0.26) — (0.26) 12.11
Class
C
11/30/25
(d)
10.40 0.14 0.33 0.47 (0.14) — (0.14) 10.73
5/31/25
10.62 0.27 (0.20) 0.07 (0.29) — (0.29) 10.40
5/31/24
10.67 0.27 (0.04) 0.23 (0.28) — (0.28) 10.62
5/31/23
11.07 0.24 (0.41) (0.17) (0.23) — (0.23) 10.67
5/31/22
12.10 0.15 (1.06) (0.91) (0.12) — (0.12) 11.07
5/31/21
11.77 0.15 0.34 0.49 (0.16) — (0.16) 12.10
Class
I
11/30/25
(d)
10.40 0.19 0.33 0.52 (0.20) — (0.20) 10.72
5/31/25
10.62 0.38 (0.20) 0.18 (0.40) — (0.40) 10.40
5/31/24
10.66 0.38 (0.04) 0.34 (0.38) — (0.38) 10.62
5/31/23
11.07 0.34 (0.41) (0.07) (0.34) — (0.34) 10.66
5/31/22
12.10 0.26 (1.05) (0.79) (0.24) — (0.24) 11.07
5/31/21
11.77 0.27 0.34 0.61 (0.28) — (0.28) 12.10
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
5 .00% $ 236,705 0 .78%
(e)
0 .77%
(e)
3 .42%
(e)
4%
1 .41 220,043 0 .77 0 .76 3 .35 8
2 .99 214,252 0 .80 0 .79 3 .36 26
( 0 .73 ) 206,858 0 .79 0 .79 3 .03 29
( 6 .83 ) 225,930 0 .77 0 .77 2 .03 28
5 .02 277,598 0 .77 0 .77 2 .07 7
4 .59 9,449 1 .58
(e)
1 .57
(e)
2 .62
(e)
4
0 .59 10,609 1 .57 1 .56 2 .55 8
2 .16 13,274 1 .60 1 .59 2 .56 26
( 1 .51 ) 17,824 1 .59 1 .59 2 .22 29
( 7 .58 ) 25,848 1 .57 1 .57 1 .23 28
4 .19 33,134 1 .57 1 .57 1 .28 7
5 .03 439,154 0 .58
(e)
0 .57
(e)
3 .62
(e)
4
1 .61 416,691 0 .57 0 .56 3 .56 8
3 .29 376,267 0 .60 0 .59 3 .56 26
( 0 .61 ) 317,275 0 .59 0 .59 3 .21 29
( 6 .64 ) 392,073 0 .57 0 .57 2 .23 28
5 .23 421,865 0 .57 0 .57 2 .27 7

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Nebraska
Class
A
11/30/25
(e)
$ 9.41 $ 0.15 $ 0.37 $ 0.52 $ (0.16) $ — $ (0.16) $ 9.77
5/31/25
9.65 0.30 (0.24) 0.06 (0.30) — (0.30) 9.41
5/31/24
9.72 0.26 (0.09) 0.17 (0.24) — (0.24) 9.65
5/31/23
10.03 0.20 (0.32) (0.12) (0.19) — (0.19) 9.72
5/31/22
11.11 0.17 (1.09) (0.92) (0.16) — (0.16) 10.03
5/31/21
10.98 0.20 0.13 0.33 (0.20) — (0.20) 11.11
Class
C
11/30/25
(e)
9.40 0.11 0.36 0.47 (0.12) — (0.12) 9.75
5/31/25
9.64 0.22 (0.24) (0.02) (0.22) — (0.22) 9.40
5/31/24
9.71 0.18 (0.09) 0.09 (0.16) — (0.16) 9.64
5/31/23
10.01 0.12 (0.31) (0.19) (0.11) — (0.11) 9.71
5/31/22
11.08 0.08 (1.08) (1.00) (0.07) — (0.07) 10.01
5/31/21
10.95 0.11 0.13 0.24 (0.11) — (0.11) 11.08
Class
I
11/30/25
(e)
9.42 0.16 0.37 0.53 (0.17) — (0.17) 9.78
5/31/25
9.67 0.32 (0.25) 0.07 (0.32) — (0.32) 9.42
5/31/24
9.74 0.27 (0.08) 0.19 (0.26) — (0.26) 9.67
5/31/23
10.05 0.22 (0.32) (0.10) (0.21) — (0.21) 9.74
5/31/22
11.13 0.19 (1.09) (0.90) (0.18) — (0.18) 10.05
5/31/21
11.00 0.22 0.13 0.35 (0.22) — (0.22) 11.13
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
5.53% $ 32,346 0.96%
(f)
0.96%
(f)
0.80%
(f)
0.80%
(f)
3.21%
(f)
10%
0.53 31,520 0.96 0.93 0.82 0.79 3.04 19
1.75 35,597 0.94 0.91 0.84 0.81 2.66 20
(1.20) 44,057 0.89 0.89 0.82 0.82 2.05 18
(8.34) 55,101 0.88 0.88 0.87 0.87 1.57 26
3.03 62,259 0.88 0.88 0.87 0.87 1.79 4
5.00 741 1.76
(f)
1.76
(f)
1.60
(f)
1.60
(f)
2.40
(f)
10
(0.31) 822 1.76 1.73 1.62 1.59 2.23 19
0.93 991 1.74 1.71 1.64 1.61 1.83 20
(1.89) 1,985 1.69 1.69 1.62 1.62 1.25 18
(9.03) 2,650 1.68 1.68 1.67 1.67 0.77 26
2.20 3,110 1.68 1.68 1.67 1.67 1.00 4
5.62 37,339 0.76
(f)
0.76
(f)
0.60
(f)
0.60
(f)
3.41
(f)
10
0.62 37,113 0.76 0.73 0.62 0.59 3.24 19
1.95 37,025 0.74 0.71 0.64 0.61 2.82 20
(0.99) 55,289 0.69 0.69 0.62 0.62 2.25 18
(8.12) 64,848 0.68 0.68 0.67 0.67 1.77 26
3.24 66,647 0.68 0.68 0.67 0.67 1.99 4

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Oregon Intermediate
Class
A
11/30/25
(e)
$ 9.58 $ 0.14 $ 0.29 $ 0.43 $ (0.14) $ — $ (0.14) $ 9.87
5/31/25
9.64 0.27 (0.06) 0.21 (0.27) — (0.27) 9.58
5/31/24
9.65 0.25 (0.02) 0.23 (0.24) — (0.24) 9.64
5/31/23
9.83 0.22 (0.19) 0.03 (0.21) — (0.21) 9.65
5/31/22
10.70 0.17 (0.88) (0.71) (0.16) — (0.16) 9.83
5/31/21
10.61 0.18 0.10 0.28 (0.19) — (0.19) 10.70
Class
C
11/30/25
(e)
9.53 0.10 0.29 0.39 (0.10) — (0.10) 9.82
5/31/25
9.58 0.19 (0.05) 0.14 (0.19) — (0.19) 9.53
5/31/24
9.60 0.17 (0.02) 0.15 (0.17) — (0.17) 9.58
5/31/23
9.77 0.14 (0.18) (0.04) (0.13) — (0.13) 9.60
5/31/22
10.64 0.09 (0.88) (0.79) (0.08) — (0.08) 9.77
5/31/21
10.55 0.10 0.10 0.20 (0.11) — (0.11) 10.64
Class
I
11/30/25
(e)
9.60 0.15 0.29 0.44 (0.15) — (0.15) 9.89
5/31/25
9.66 0.29 (0.06) 0.23 (0.29) — (0.29) 9.60
5/31/24
9.67 0.27 (0.02) 0.25 (0.26) — (0.26) 9.66
5/31/23
9.85 0.23 (0.19) 0.04 (0.22) — (0.22) 9.67
5/31/22
10.72 0.19 (0.87) (0.68) (0.19) — (0.19) 9.85
5/31/21
10.63 0.20 0.10 0.30 (0.21) — (0.21) 10.72
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
4.51% $ 26,276 0.82%
(f)
0.82%
(f)
0.80%
(f)
0.80%
(f)
2.84%
(f)
9%
2.16 25,161 0.83 0.81 0.83 0.81 2.73 18
2.45 25,293 0.86 0.84 0.86 0.84 2.54 20
0.27 26,804 0.83 0.83 0.83 0.83 2.22 18
(6.69) 33,236 0.81 0.81 0.81 0.81 1.65 21
2.69 35,100 0.80 0.80 0.80 0.80 1.69 4
4.11 1,420 1.62
(f)
1.62
(f)
1.60
(f)
1.60
(f)
2.04
(f)
9
1.44 1,590 1.63 1.61 1.63 1.61 1.93 18
1.52 1,536 1.66 1.64 1.66 1.64 1.74 20
(0.43) 2,218 1.63 1.63 1.63 1.63 1.43 18
(7.48) 2,905 1.61 1.61 1.61 1.61 0.84 21
1.88 4,473 1.60 1.60 1.60 1.60 0.90 4
4.59 179,847 0.62
(f)
0.62
(f)
0.60
(f)
0.60
(f)
3.04
(f)
9
2.38 156,867 0.63 0.61 0.63 0.61 2.93 18
2.64 155,309 0.66 0.64 0.66 0.64 2.74 20
0.46 154,245 0.63 0.63 0.63 0.63 2.42 18
(6.46) 190,601 0.61 0.61 0.61 0.61 1.84 21
2.88 248,222 0.60 0.60 0.60 0.60 1.90 4

Notes to Financial Statements

(Unaudited)
1. General Information
Trust and Fund Information:
Nuveen Investment Funds, Inc. (the “Trust”), is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Minnesota Intermediate Municipal Bond Fund
(“Minnesota Intermediate”), Nuveen Minnesota Municipal Bond Fund (“Minnesota”), Nuveen Nebraska Municipal Bond Fund (“Nebraska”) and
Nuveen Oregon Intermediate Municipal Bond Fund (“Oregon Intermediate”), (each a “Fund” and collectively, the “Funds”), among others. The
Trust was incorporated in the State of Maryland on August 20, 1987.
Current Fiscal Period
: The end of the reporting period for the Funds is November 30, 2025, and the period covered by these Notes to Financial
Statements is the six months ended November 30, 2025 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America ("TIAA"). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Directors (the "Board") has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current fiscal period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
Minnesota Intermediate
$ —
Minnesota
—
Nebraska
—
Oregon Intermediate
—

Notes to Financial Statements
(continued)
Indemnifications:
Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (
“
PIK
”
) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.
12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
New Accounting Pronouncement
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09, Income Taxes (Topic
740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information.
The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers,

evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
Minnesota Intermediate
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 350,650,047 $ – $ 350,650,047
Short-Term Investments:
Municipal Bonds – 11,470,000 – 11,470,000
Total $ – $ 362,120,047 $ – $ 362,120,047
Minnesota
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 652,350,609 $ – $ 652,350,609
Short-Term Investments:
Municipal Bonds – 21,295,000 – 21,295,000
Total $ – $ 673,645,609 $ – $ 673,645,609
Nebraska
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 70,755,937 $ – $ 70,755,937
Short-Term Investments:
Municipal Bonds – 200,000 – 200,000
Total $ – $ 70,955,937 $ – $ 70,955,937
Oregon Intermediate
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 196,066,401 $ – $ 196,066,401
Short-Term Investments:
Municipal Bonds – 8,690,000 – 8,690,000
Total $ – $ 204,756,401 $ – $ 204,756,401

Notes to Financial Statements
(continued)
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the current fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse
Floaters.
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Minnesota Intermediate
$ 51,971,256 $ 21,314,285
Minnesota
39,942,496 23,293,055
Nebraska
7,660,375 6,791,467
Oregon Intermediate
26,128,796 17,335,526

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
11/30/25
Year Ended
5/31/25
Minnesota Intermediate Shares Value Shares Value
Subscriptions:
Class A 944,991 $9,127,313 1,600,908 $15,510,224
Class A - automatic conversion of Class C 1,434 13,822 2,767 26,818
Class C 18,862 181,834 76,851 740,916
Class I 7,796,068 74,856,422 8,803,101 84,866,799
Total subscriptions 8,761,355 84,179,391 10,483,627 101,144,757
Reinvestments of distributions:
Class A 123,717 1,198,222 235,207 2,286,533
Class C 5,783 55,630 13,284 128,332
Class I 283,330 2,734,248 461,022 4,461,838
Total reinvestments of distributions 412,830 3,988,100 709,513 6,876,703
Redemptions:
Class A (1,214,201) (11,797,820) (2,573,586) (24,963,690)
Class C (74,919) (717,523) (214,170) (2,067,948)
Class C - automatic conversion to Class A (1,443) (13,822) (2,785) (26,818)
Class I (3,993,986) (38,376,035) (8,468,018) (81,696,479)
Total redemptions (5,284,549) (50,905,200) (11,258,559) (108,754,935)
Net increase (decrease) 3,889,636 $37,262,291 (65,419) $(733,475)
Six Months Ended
11/30/25
Year Ended
5/31/25
Minnesota Shares Value Shares Value
Subscriptions:
Class A 3,616,597 $38,206,364 5,476,267 $58,648,675
Class A - automatic conversion of Class C 13,581 141,512 13,697 148,102
Class C 48,930 517,100 159,618 1,714,512
Class I 7,706,799 80,879,209 15,242,368 163,278,584
Total subscriptions 11,385,907 119,744,185 20,891,950 223,789,873
Reinvestments of distributions:
Class A 361,335 3,812,076 689,133 7,399,967
Class C 12,527 131,941 28,763 308,811
Class I 598,943 6,308,486 1,126,807 12,079,900
Total reinvestments of distributions 972,805 10,252,503 1,844,703 19,788,678
Redemptions:
Class A (3,080,574) (32,340,407) (5,196,283) (55,681,843)
Class C (186,856) (1,963,644) (404,573) (4,352,928)
Class C - automatic conversion to Class A (13,594) (141,512) (13,709) (148,102)
Class I (7,419,193) (77,832,485) (11,732,168) (124,917,054)
Total redemptions (10,700,217) (112,278,048) (17,346,733) (185,099,927)
Net increase (decrease) 1,658,495 $17,718,640 5,389,920 $58,478,624

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
.
Six Months Ended
11/30/25
Year Ended
5/31/25
Nebraska Shares Value Shares Value
Subscriptions:
Class A 227,586 $2,153,604 367,099 $3,546,820
Class C 8,832 84,316 21,436 209,728
Class I 419,441 4,012,827 910,467 8,919,564
Total subscriptions 655,859 6,250,747 1,299,002 12,676,112
Reinvestments of distributions:
Class A 52,356 501,073 99,189 966,534
Class C 963 9,195 2,120 20,642
Class I 52,031 498,524 101,922 994,600
Total reinvestments of distributions 105,350 1,008,792 203,231 1,981,776
Redemptions:
Class A (318,720) (3,041,499) (802,949) (7,853,102)
Class C (21,294) (201,743) (38,946) (380,932)
Class I (593,502) (5,678,660) (902,800) (8,797,957)
Total redemptions (933,516) (8,921,902) (1,744,695) (17,031,991)
Net increase (decrease) (172,307) $(1,662,363) (242,462) $(2,374,103)
Six Months Ended
11/30/25
Year Ended
5/31/25
Oregon Intermediate Shares Value Shares Value
Subscriptions:
Class A 467,781 $4,561,381 666,834 $6,492,254
Class C 12,515 121,170 33,194 316,561
Class I 3,604,806 35,026,420 5,598,615 54,472,574
Total subscriptions 4,085,102 39,708,971 6,298,643 61,281,389
Reinvestments of distributions:
Class A 33,518 326,061 63,386 616,687
Class C 1,582 15,304 2,812 27,205
Class I 169,947 1,657,067 338,139 3,296,442
Total reinvestments of distributions 205,047 1,998,432 404,337 3,940,334
Redemptions:
Class A (466,320) (4,539,849) (728,213) (7,080,477)
Class C (36,354) (350,816) (29,447) (287,110)
Class I (1,938,536) (18,840,057) (5,676,672) (55,031,222)
Total redemptions (2,441,210) (23,730,722) (6,434,332) (62,398,809)
Net increase (decrease) 1,848,939 $17,976,681 268,648 $2,822,914

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Minnesota Intermediate
$ 360,908,153 $ 4,154,287 $ (2,942,393) $ 1,211,894
Minnesota
682,430,151 6,501,671 (15,286,213) (8,784,542)
Nebraska
71,621,986 605,153 (1,271,202) (666,049)
Oregon Intermediate
202,140,010 3,444,347 (827,956) 2,616,391
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Minnesota
Intermediate
$ 1,193,753 $ 2,862 $ — $ (7,714,692) $ (18,255,163) $ — $ (878,581) $ (25,651,821)
Minnesota
1,742,666 463 — (29,566,550) (53,931,738) — (2,027,236) (83,782,395)
Nebraska
376,978 1,730 — (3,582,194) (13,947,718) — (196,039) (17,347,243)
Oregon
Intermediate
665,351 — — (3,537,688) (14,269,301) — (463,650) (17,605,288)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2025 through May 31, 2025 and paid on June 2, 2025.
Fund Short-Term Long-Term Total
Minnesota Intermediate $ 9,466,581 $ 8,788,582 $ 18,255,163
Minnesota 23,680,227 30,251,511 53,931,738
Nebraska 3,410,158 10,537,560 13,947,718
Oregon Intermediate 6,589,544 7,679,757 14,269,301
Average Daily Net Assets
Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
For the first $125 million 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375 0.2375

Notes to Financial Statements
(continued)
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
*  The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the reporting period, the complex-level fee rate for each Fund was as follows:
13
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Fund so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Fund did not engage in cross-trades pursuant to these procedures.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Minnesota Intermediate
0.1559%
Minnesota
0.1559
Nebraska
0.1559
Oregon Intermediate
0.1559
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Nebraska 0.65% July 31, 2027
Oregon Intermediate 0.61% July 31, 2027

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
8/
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Minnesota Intermediate
$ 56,559 $ 52,668
Minnesota
311,055 302,431
Nebraska
20,730 20,504
Oregon Intermediate
43,315 39,907
Fund
Commission
Advances
Minnesota Intermediate
$ 41,831
Minnesota
252,471
Nebraska
19,801
Oregon Intermediate
29,827
Fund
12b-1 Fees
Retained
Minnesota Intermediate
$ 2,459
Minnesota
6,201
Nebraska
403
Oregon Intermediate
1,140
Fund
CDSC
Retained
Minnesota Intermediate
$ 6,627
Minnesota

Nebraska
—
Oregon Intermediate

Notes to Financial Statements
(continued)
During the current period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Minnesota Intermediate
$ 6,200,000
Minnesota
2,605,390
Nebraska
—
Oregon Intermediate
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Minnesota Intermediate
4 $ 4,986,725 5.13%
Minnesota
2 1,779,970 5.41
Nebraska
— — —
Oregon Intermediate
— — —

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the directors (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Fund’s investment adviser and an affiliate of the Fund’s officers, by each Fund is reported as “Directors fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Funds, Inc.

Date: February 5, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 5, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: February 5, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)